UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21180

Name of Fund: BlackRock Florida Insured Municipal Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Florida Insured Municipal Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 – 08/31/07

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Closed-End Funds
Annual Report

AUGUST 31, 2007

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	AUGUST 31, 2007	1

A Letter to Shareholders

Dear Shareholder

We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

The portfolio management team continuously monitors the municipal bond market and adjusts the Trusts’ investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credit ratings and coupon levels to capitalize on changing market conditions.

The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of August 31, 2007.

Trust	Ticker	Current Yield[1]	Tax- Equivalent Yield[1]	Closing Market Price	NAV

BlackRock Insured Municipal Income Trust	BYM	5.10%	7.85%	$14.35	$14.82

BlackRock Municipal Bond Trust	BBK	6.18	9.51	16.50	15.57

BlackRock Municipal Income Trust II	BLE	6.06	9.32	15.05	15.08

BlackRock California Insured Municipal Income Trust	BCK	4.87	7.49	14.30	14.66

BlackRock California Municipal Bond Trust	BZA	5.60	8.62	16.50	15.35

BlackRock California Municipal Income Trust II	BCL	5.44	8.37	14.44	14.96

BlackRock Florida Insured Municipal Income Trust	BAF	5.14	7.91	13.55	14.68

BlackRock Florida Municipal Bond Trust	BIE	5.90	9.08	15.82	15.45

BlackRock Maryland Municipal Bond Trust	BZM	4.91	7.55	17.43	14.91

BlackRock New Jersey Municipal Bond Trust	BLJ	5.58	8.58	16.90	15.38

BlackRock New York Insured Municipal Income Trust	BSE	4.93	7.58	14.12	14.58

BlackRock New York Municipal Bond Trust	BQH	5.67	8.72	16.32	15.39

BlackRock New York Municipal Income Trust II	BFY	5.27	8.11	14.22	14.84

BlackRock Virginia Municipal Bond Trust	BHV	4.87	7.49	17.85	15.57

[1]

Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. These yields may increase/decrease due to an increase/decrease in the monthly distributions per share. Past performance does not guarantee future results.

BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2007, BlackRock managed over $36 billion in municipal bonds, including 14 open-end and 68 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

We thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink
Chief Executive Officer
BlackRock Advisors, LLC

2	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of 8/31/07 ($14.35)[1]	5.10%
Current Monthly Distribution per Common Share[2]	$ 0.0610
Current Annualized Distribution per Common Share[2]	$ 0.7320
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$14.35	$14.65	(2.05)%	$15.57	$13.36
NAV	$14.82	$15.54	(4.63)%	$15.96	$14.42

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Transportation	24%	24%
Water & Sewer	18	22
City, County & State	13	8
Tax Revenue	12	10
Power	9	10
Education	8	10
Hospitals	7	5
Tobacco	6	6
Lease Revenue	2	2
Industrial & Pollution Control	1	3

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	92%	90%
AA/Aa	2	2
A	2	—
BBB/Baa	4	8

[4]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.

ANNUAL REPORT	AUGUST 31, 2007	3

Trust Summary as of August 31, 2007	BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($16.50)[1]	6.18%
Current Monthly Distribution per Common Share[2]	$ 0.0850
Current Annualized Distribution per Common Share[2]	$ 1.0200
Leverage as of 8/31/07[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on September 4, 2007. The Monthly Distribution per Common Share was decreased to $0.0825. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$16.50	$17.89	(7.77)%	$19.50	$14.50
NAV	$15.57	$16.35	(4.77)%	$16.78	$15.25

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Hospitals	26%	22%
City, County & State	15	15
Industrial & Pollution Control	14	17
Housing	11	13
Transportation	8	7
Tax Revenue	7	7
Power	6	5
Education	5	6
Water & Sewer	4	5
Tobacco	3	3
Lease Revenue	1	—

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	34%	35%
AA/Aa	16	8
A	15	18
BBB/Baa	18	21
BB/Ba	6	6
B	5	6
Not Rated	6 [5]	6

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2007 the market value of these securities was $2,980,782 representing 1% of the Trust’s long-term investments.

4	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of 8/31/07 ($15.05)[1]	6.06%
Current Monthly Distribution per Common Share[2]	$ 0.0760
Current Annualized Distribution per Common Share[2]	$ 0.9120
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on September 4, 2007. The Monthly Distribution per Common Share was decreased to $0.0735. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$15.05	$17.22	(12.60)%	$17.95	$13.53
NAV	$15.08	$15.82	(4.68)%	$16.24	$14.75

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Hospitals	26%	23%
Industrial & Pollution Control	16	20
City, County & State	13	14
Transportation	10	9
Tax Revenue	8	8
Housing	7	7
Water & Sewer	6	6
Power	6	5
Tobacco	4	4
Education	3	3
Lease Revenue	1	1

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	33%	32%
AA/Aa	16	11
A	12	14
BBB/Baa	20	24
BB/Ba	3	3
B	5	4
CCC/Caa	—	2
Not Rated[5]	11	10

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2007 and August 31, 2006, the market value of these securities was $24,066,103 repre-senting 4% and $15,978,589 representing 3%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	AUGUST 31, 2007	5

Trust Summary as of August 31, 2007	BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange	BCK
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of 8/31/07 ($14.30)[1]	4.87%
Current Monthly Distribution per Common Share[2]	$ 0.0580
Current Annualized Distribution per Common Share[2]	$ 0.6960
Leverage as of 8/31/07[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$14.30	$14.61	(2.12)%	$15.50	$13.76
NAV	$14.66	$15.24	(3.81)%	$15.68	$14.32

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Water & Sewer	31%	29%
Education	25	25
City, County & State	13	15
Power	10	10
Lease Revenue	9	9
Transportation	5	7
Hospitals	3	3
Housing	2	2
Tax Revenue	2	—

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	98%	98%
A	2	2

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

6	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange	BZA
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($16.50)[1]	5.60%
Current Monthly Distribution per Common Share[2]	$ 0.0770
Current Annualized Distribution per Common Share[2]	$ 0.9240
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$16.50	$18.05	(8.59)%	$18.75	$14.91
NAV	$15.35	$16.28	(5.71)%	$16.48	$15.09

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Education	22%	26%
Hospitals	21	21
Housing	14	14
City, County & State	13	12
Tobacco	8	4
Transportation	7	9
Water & Sewer	7	3
Industrial & Pollution Control	5	4
Lease Revenue	2	7
Resource Recovery	1	—

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	32%	37%
AA/Aa	12	10
A	33	26
BBB/Baa	15	20
B	2	2
Not Rated	6	5

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	AUGUST 31, 2007	7

Trust Summary as of August 31, 2007	BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange	BCL
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of 8/31/07 ($14.44)[1]	5.44%
Current Monthly Distribution per Common Share[2]	$ 0.0655
Current Annualized Distribution per Common Share[2]	$ 0.7860
Leverage as of 8/31/07[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$14.44	$15.40	(6.23)%	$16.44	$14.12
NAV	$14.96	$15.72	(4.83)%	$16.22	$14.65

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

City, County & State	25%	23%
Education	15	13
Tobacco	13	9
Hospitals	12	12
Transportation	10	14
Water & Sewer	6	4
Industrial & Pollution Control	5	4
Housing	5	5
Power	5	5
Lease Revenue	3	11
Resource Recovery	1	—

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	55%	51%
AA/Aa	5	4
A	20	19
BBB/Baa	7	12
B	1	1
Not Rated	12	13

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

8	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of 8/31/07 ($13.55)[1]	5.14%
Current Monthly Distribution per Common Share[2]	$ 0.0580
Current Annualized Distribution per Common Share[2]	$ 0.6960
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$13.55	$13.88	(2.38)%	$14.80	$13.05
NAV	$14.68	$15.24	(3.67)%	$15.44	$14.43

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Tax Revenue	25%	24%
City, County & State	20	20
Education	16	16
Power	11	12
Transportation	9	8
Hospitals	9	7
Water & Sewer	6	7
Lease Revenue	4	—
Tobacco	—	5
Housing	—	1

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	88%	83%
AA/Aa	7	3
A	1	5
BBB/Baa	—	5
Not Rated[5]	4	4

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2007 and August 31, 2006, the market value of these securities was $3,995,690 repre-senting 2% and $4,363,040 representing 2%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	AUGUST 31, 2007	9

Trust Summary as of August 31, 2007	BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($15.82)[1]	5.90%
Current Monthly Distribution per Common Share[2]	$ 0.077808
Current Annualized Distribution per Common Share[2]	$ 0.933696
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$15.82	$16.70	(5.27)%	$17.75	$15.54
NAV	$15.45	$16.22	(4.75)%	$16.31	$15.22

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Hospitals	34%	27%
Tax Revenue	18	17
Education	11	7
City, County & State	11	15
Power	6	10
Lease Revenue	6	4
Housing	6	7
Water & Sewer	3	8
Transportation	3	3
Industrial & Pollution Control	2	2

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	40%	39%
AA/Aa	20	17
A	14	18
BBB/Baa	12	11
BB/Ba	2	2
Not Rated[5]	12	13

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2007 and August 31, 2006, the market value of these securities was $1,525,724 representing 2% and $1,661,600 representing 2%, respectively, of the Trust’s long-term investments.

10	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($17.43)[1]	4.91%
Current Monthly Distribution per Common Share[2]	$ 0.071350
Current Annualized Distribution per Common Share[2]	$ 0.856200
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$17.43	$17.45	(0.11)%	$19.60	$15.55
NAV	$14.91	$15.98	(6.70)%	$16.13	$14.65

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

City, County & State	24%	21%
Education	21	21
Hospitals	18	17
Water & Sewer	12	12
Transportation	8	9
Housing	6	5
Lease Revenue	5	7
Tobacco	3	4
Power	3	4

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	37%	38%
AA/Aa	10	8
A	29	27
BBB/Baa	13	16
Not Rated	11	11

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	AUGUST 31, 2007	11

Trust Summary as of August 31, 2007	BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($16.90)[1]	5.58%
Current Monthly Distribution per Common Share[2]	$ 0.078582
Current Annualized Distribution per Common Share[2]	$ 0.942984
Leverage as of 8/31/07[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$16.90	$18.30	(7.65)%	$19.75	$15.70
NAV	$15.38	$16.33	(5.82)%	$16.68	$15.09

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Hospitals	32%	28%
Education	13	9
Transportation	12	11
City, County & State	10	10
Industrial & Pollution Control	7	6
Tobacco	7	8
Tax Revenue	7	7
Housing	6	13
Power	4	4
Water & Sewer	1	—
Lease Revenue	1	4

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	38%	29%
A	15	16
BBB/Baa	39	46
B	5	4
Not Rated	3	5

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

12	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of 8/31/07 ($14.12)[1]	4.93%
Current Monthly Distribution per Common Share[2]	$ 0.0580
Current Annualized Distribution per Common Share[2]	$ 0.6960
Leverage as of 8/31/07[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$14.12	$14.70	(3.95)%	$15.25	$13.47
NAV	$14.58	$15.34	(4.95)%	$15.66	$14.30

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Education	31%	30%
Transportation	29	30
Hospitals	13	14
Tax Revenue	8	8
City, County & State	8	3
Power	4	—
Water & Sewer	4	2
Tobacco	2	12
Housing	1	1

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	92%	85%
AA/Aa	2	2
A	5	5
BBB/Baa	1	8

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	AUGUST 31, 2007	13

Trust Summary as of August 31, 2007	BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($16.32)[1]	5.67%
Current Monthly Distribution per Common Share[2]	$ 0.077099
Current Annualized Distribution per Common Share[2]	$ 0.925188
Leverage as of 8/31/07[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$16.32	$16.81	(2.91)%	$18.59	$14.82
NAV	$15.39	$16.02	(3.93)%	$16.28	$15.16

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Housing	17%	13%
Education	14	14
Transportation	12	12
Water & Sewer	11	8
Tobacco	10	13
City, County & State	9	9
Industrial & Pollution Control	9	9
Tax Revenue	8	8
Lease Revenue	5	4
Power	3	3
Hospitals	2	7

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	43%	38%
AA/Aa	19	22
A	12	10
BBB/Baa	17	20
BB/Ba	—	1
B	8	4
CCC/Caa	—	4
Not Rated	1	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

14	ANNUAL REPORT	AUGUST 31, 2007

Trust Summary as of August 31, 2007	BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of 8/31/07 ($14.22)[1]	5.27%
Current Monthly Distribution per Common Share[2]	$ 0.0625
Current Annualized Distribution per Common Share[2]	$ 0.7500
Leverage as of 8/31/07[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$14.22	$14.38	(1.11)%	$15.74	$13.75
NAV	$14.84	$15.47	(4.07)%	$15.81	$14.59

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Transportation	20%	18%
Education	18	16
Industrial & Pollution Control	15	18
Tobacco	11	12
Housing	10	9
City, County & State	9	7
Water & Sewer	6	5
Tax Revenue	5	4
Hospitals	4	10
Power	2	1

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	47%	35%
AA/Aa	25	37
A	13	12
BBB/Baa	8	8
BB/Ba	—	1
B	6	4
CCC/Caa	—	3
Not Rated	1	—

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	AUGUST 31, 2007	15

Trust Summary as of August 31, 2007	BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of 8/31/07 ($17.85)[1]	4.87%
Current Monthly Distribution per Common Share[2]	$ 0.072428
Current Annualized Distribution per Common Share[2]	$ 0.869136
Leverage as of 8/31/07[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV per share:

	8/31/07	8/31/06	Change	High	Low

Market Price	$17.85	$18.45	(3.25)%	$20.76	$16.30
NAV	$15.57	$16.35	(4.77)%	$16.64	$15.33

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/07	8/31/06

Transportation	21%	18%
Water & Sewer	18	18
Hospitals	17	17
Housing	17	16
City, County & State	10	14
Industrial & Pollution Control	6	4
Education	4	5
Lease Revenue	4	3
Tobacco	3	5

Credit Quality Allocations[4]

Credit Rating	8/31/07	8/31/06

AAA/Aaa	50%	45%
AA/Aa	12	12
A	12	16
BBB/Baa	14	13
Not Rated[5]	12	14

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2007 and August 31, 2006, the market value of these securities was $1,467,072 representing 4% and $1,417,827 representing 4%, respectively, of the Trust’s long-term investments.

16	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—157.4%
Alabama — 0.7%
$2,800		Jefferson Cnty. Ltd. Oblig., Sch. Impvts. Sales Tax RB, Ser. A, 4.75%, 1/01/25	$2,770,488

Arizona — 3.9%
15,000		Phoenix Civic Impvt. Corp., Pub. Impvts. Sales Tax RB, Civic Plaza Expansion Proj., 5.00%, 7/01/41, FGIC	15,173,400

California — 34.3%
800	[1]	Antelope Valley Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 8/01/39, MBIA	838,728
2,000		Arcadia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/39, FSA	356,620
3,380		Chabot Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem GO, Zero Coupon, 8/01/25, AMBAC	1,337,939
14,000	[2]	Dept. of Wtr. Recs. Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	15,159,620
1,100		Fresno Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. E, 5.00%, 8/01/30, FSA	1,135,090
		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
6,500	[2]	Ser. A-1, 6.625%, 6/01/13	7,422,675
14,500	[2]	Ser. A-1, 6.75%, 6/01/13	16,650,930
10,100	[2]	Infrastructure & Econ. Dev. Bank Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	10,767,509
4,000		Los Angeles Mun. Impvt. Corp. Lease, Pub. Pkg. Impvts. Lease Abatement RB, Ser. B1, 4.75%, 8/01/37, FGIC	3,875,640
17,500		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser. B-1, 5.00%, 10/01/33, FGIC	17,700,375
2,700		Sacramento City Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 7/01/30, MBIA	2,779,137
15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Util. Impvts. RB, Ser. A, 5.00%, 11/01/31, FSA	15,235,650
53,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31, MBIA	16,371,170
		Univ. of California, Univ. & Coll. Impvts. RB,
10,000		Ser. C, 4.75%, 5/15/37, MBIA	9,858,300
3,330		Ser. G, 4.75%, 5/15/31, MBIA	3,311,019
10,000	[2]	Ser. O, 5.00%, 9/01/10, FGIC	10,494,200

			133,294,602

District of Columbia — 3.0%
2,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 6/01/36, FGIC	1,969,020
9,500		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	9,826,515

			11,795,535

Florida — 8.6%
3,600		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	3,431,160
		Cnty. of Miami-Dade,
9,500		Florida Aviation Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	9,623,975

Principal Amount (000)		Description	Value

Florida (concluded)
$25,520		Recreational Fac. Impvts. Misc. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	$4,915,152
4,225		Trans. Impvts. Sales Tax RB, 4.75%, 7/01/36, XLCA	4,102,010
5,485		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	5,330,488
2,300	[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32	2,259,888
2,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	2,014,000
1,880		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	1,863,230

			33,539,903

Georgia — 3.6%
		City of Atlanta,
8,555		Wtr. RB, Ser. A, 5.00%, 11/01/38, FGIC	8,571,425
2,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	2,032,380
3,235		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	3,279,514

			13,883,319

Illinois — 16.0%
11,550		City of Chicago, Hwy. Impvts. RB, 5.25%, 1/01/31, AMBAC	12,002,067
		Met. Pier & Exposition Auth.,
24,010		Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A, 5.00%, 12/15/28, MBIA	24,430,655
15,000		Sales Tax RB, McCormick Place Expansion Proj., Ser. B, Zero Coupon, 6/15/28, MBIA	5,438,850
6,165		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	5,742,204
14,875		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	14,477,689

			62,091,465

Indiana — 1.2%
4,725		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	4,489,979

Louisiana — 4.5%
		Louisiana,
12,100		Hwy. Impvts. Fuel Sales Tax RB, Ser. A, 4.75%, 5/01/39, FSA	11,885,225
5,450		Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	5,550,389

			17,435,614

Massachusetts — 8.7%
		Bay Transp. Auth., Sales Tax RB,
10,190		Ser. A-2, Zero Coupon, 7/01/32	2,726,538
3,200		Ser. A-2, Zero Coupon, 7/01/35	723,840
24,000		Tpke. Auth., Hwy. Impvts. Tolls RB, Ser. A, 5.00%, 1/01/39, AMBAC	24,103,200
5,985		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	6,062,087

			33,615,665

Portfolio Abbreviations

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FRDD	Floating Rate Daily Demand
FRWD	Floating Rate Weekly Demand
FSA	Financial Security Assurance
GO	General Obligation
MBIA	Municipal Bond Insurance Assoc.
PSF	Public School Fund Guaranteed
RAA	Radian Asset Assurance
RB	Revenue Bond
SA	Special Assessment
SO	Special Obligation
ST	Special Tax
TA	Tax Allocation
XLCA	XL Capital Assurance

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	17

Portfolio of Investments as of August 31, 2007	BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Michigan — 1.6%
$6,250		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.00%, 11/15/38	$6,021,188

Missouri — 0.9%
3,600		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	3,388,032

Nebraska — 2.1%
4,280		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	4,129,044
4,000		Pub. Pwr. Generation Agcy., Elec., Pwr. & Lt. Impvts. RB, Whelan Energy Ctr. Unit 2-A Proj., 5.00%, 1/01/32, AMBAC	4,095,640

			8,224,684

Nevada — 10.0%
2,500		Clark Cnty., Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 11/01/35, FGIC	2,469,225
6,000	[2]	Reno, Misc. Taxes RB, Reno Transp. Proj., 5.125%, 6/01/12, AMBAC	6,360,900
		Truckee Meadows Wtr. Auth.,
7,500		Wtr. RB, 4.875%, 7/01/34, XLCA	7,518,225
10,000	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.00%, 7/01/11, FSA	10,460,100
6,500	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/11, FSA	6,827,860
5,000	[2]	Wtr. Util. Impvts. RB, Ser. A, 5.25%, 7/01/11, FSA	5,274,350

			38,910,660

New York — 3.2%
7,000		Met. Transp. Auth., Trans. Impvts. RB, Ser. A, 5.00%, 11/15/31, MBIA	7,202,440
5,000		New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	5,054,450

			12,256,890

Pennsylvania — 4.4%
		City of Philadelphia, Natural Gas Util. Impvts. RB,
9,000		5.00%, 10/01/32, AMBAC	9,171,000
5,200	[2]	Ser. 3, 5.125%, 8/01/11, FSA	5,462,496
2,500		Lebanon Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Good Samaritan Hosp. Proj., 6.00%, 11/15/35	2,547,625

			17,181,121

South Carolina — 7.7%
5,000	[2]	Pub. Svc. Auth., Elec., Pwr. & Lt. RB, Ser. B, 5.50%, 1/01/12, FSA	5,359,100
		Transp. Infrastructure Bank,
12,750		Fuel Sales Tax RB, Ser. A, 5.00%, 10/01/33, AMBAC	12,874,695
11,000	[2]	Trans. Impvts. RB, Ser. B, 5.125%, 10/01/11, AMBAC	11,601,480

			29,835,275

Tennessee — 4.8%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj.,
10,000		Zero Coupon, 1/01/41	1,511,300
11,705		Ser. A, Zero Coupon, 1/01/22, FSA	5,380,086
9,260		Ser. A, Zero Coupon, 1/01/23, FSA	3,994,301
8,500		Ser. A, Zero Coupon, 1/01/24, FSA	3,441,820
6,850		Ser. A, Zero Coupon, 1/01/25, FSA	2,608,617
5,000		Ser. A, Zero Coupon, 1/01/26, FSA	1,786,250

			18,722,374

Principal Amount (000)		Description	Value

Texas — 25.8%
		City of San Antonio, Wtr. RB,
$9,350		5.125%, 5/15/29, FGIC	$9,581,599
10,000		5.125%, 5/15/34, FGIC	10,218,800
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
7,485		Zero Coupon, 8/15/25, MBIA	3,138,311
10,915		Zero Coupon, 8/15/28, MBIA	3,885,631
10,030		Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/30, PSF	3,220,934
2,350	[2]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	2,467,101
5,510		Harris Cnty., Hwy. Tolls RB, 5.00%, 8/15/30, FSA	5,582,181
		Harris Cnty.-Houston Sports Auth.,
5,785		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/38, MBIA	1,056,052
6,160		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/39, MBIA	1,053,853
26,890		Lease RB, Ser. A-3, Zero Coupon, 11/15/38, MBIA	4,807,394
27,675		Lease RB, Ser. A-3, Zero Coupon, 11/15/39, MBIA	4,649,953
5,315		Lewisville Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/24, FGIC	2,227,251
1,045		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	1,032,188
1,100		North Texas Tollway Auth., Hwy. Impvts. RB, Ser. A, 5.00%, 1/01/35, FSA	1,116,786
9,500		Northside Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.125%, 6/15/29, PSF	9,737,785
3,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	2,968,110
30,145		Tpke. Auth., Hwy. & Tolls Impvts. RB, Ser. A, 5.00%, 8/15/42, AMBAC	30,315,018
3,000	[2]	Tyler Cnty. Hlth. Facs. Dev., Hlth., Hosp. & Nursing Home Impvts. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/12	3,288,750

			100,347,697

Virginia — 1.9%
		Chesterfield Cnty. Indl. Dev. Auth.,
3,000		Indl. Impvts. RB, Elec. & Pwr. Co. Proj., Ser. A, 5.875%, 6/01/17	3,175,770
4,000		Indl. RB, Elec. & Pwr. Co. Proj., Ser. B, 5.875%, 6/01/17	4,251,600

			7,427,370

Washington — 10.2%
9,610		Central Washington Univ., Coll. & Univ. RB, 5.00%, 5/01/34, FGIC	9,767,220
3,655		Chelan Cnty. Pub. Util. Dist. 1, Elec., Pwr. & Lt. RB, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	3,713,480
2,200		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	2,238,852
		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Svcs. Proj.,
2,000		4.50%, 10/01/35, FGIC	1,827,400
4,110		4.625%, 10/01/34, FGIC	3,853,536
4,500		Port of Seattle, Port, Arpt. & Marina RB, Ser. A, 5.00%, 4/01/31, FGIC	4,539,465
7,000	[2,4]	Seattle, Pkg. Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.125%, 12/15/08, MBIA	7,124,040
6,380		Washington, Pub. Impvts. Misc. GO, Ser. A, 5.00%, 7/01/25, FSA	6,479,528

			39,543,521

See Notes to Financial Statements.

18	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Insured Municipal Income Trust (BYM) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

West Virginia — 0.3%
$1,295		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	$1,320,913

		Total Long-Term Investments (Cost — $592,667,787)	611,269,695

Shares (000)

MONEY MARKET FUND — 0.6%
2,300	[5,6]	Merrill Lynch Institutional Tax-Exempt Fund, 3.75% (Cost — $2,300,000)	2,300,000

Total Investments — 158.0% (Cost — $594,967,7877)			$613,569,695
Other assets in excess of liabilities — 1.0%			3,761,884
Preferred shares at redemption value, including dividends payable — (59.0)%			(229,056,339)

Net Assets Applicable to Common Shareholders — 100%			$388,275,240

[1]	When-issued security.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[4]	Security, or a portion thereof, with a market value of $741,031 has been pledged as collateral for swap contracts.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of August 31, 2007.
[7]

Cost for federal income tax purposes is $594,932,086. The net unrealized appreciation on a tax basis is $18,637,609, consisting of $22,085,240 gross unrealized appreciation and $3,447,631 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represents approximately 86.0% of the Trust’s managed assets.

AMBAC	— 21.8%
FGIC	— 20.8%
FSA	— 16.7%
MBIA	— 21.4%
PSF	— 2.1%
Other	— 0.4%
XLCA	— 2.8%

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	19

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

LONG-TERM INVESTMENTS — 150.7%
Alabama — 6.3%
	Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$1,135	Ser. C-2, 5.00%, 11/15/36	$1,128,009
815	Ser. C-2, 5.00%, 11/15/39	808,488
7,500 [1]	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.75%, 6/01/11	8,085,750

		10,022,247

Arizona — 0.8%
158 [2]	Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, 5.23%, 2/04/12, AMT	158,000
	San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
300	6.25%, 5/01/15	297,042
300	7.00%, 5/01/20	295,248
600	7.25%, 5/01/27	592,986

		1,343,276

California — 8.4%
1,800	California, GO, 5.00%, 6/01/34	1,805,940
2,890	California, Misc. Taxes GO, 5.00%, 6/01/32	2,905,750
	Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
850	Ser. B, Zero Coupon, 6/01/46	59,092
4,500	Ser. C, Zero Coupon, 6/01/55	140,085
5,750	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	142,198
4,100	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A, 5.25%, 11/15/46	4,173,349
2,660	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	2,576,290
1,585	Val Verde Unified Sch. Dist., ST, 6.25%, 10/01/28	1,667,975

		13,470,679

Colorado — 0.8%
635	City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	643,484
635	Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	640,886

		1,284,370

District of Columbia — 11.5%
	Dist. of Columbia,
6,000	Econ. Impvts. TA, Gallery Place Proj., 5.40%, 7/01/31, FSA	6,222,600
595	Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	569,855
33,450 [1]	Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/11, MBIA	5,879,506
5,580	Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	5,771,785

		18,443,746

Florida — 19.9%
1,845	Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	1,793,026
1,535	Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	1,405,952
6,200	Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	6,260,264
2,810	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	3,056,381

Principal Amount (000)		Description	Value

Florida (concluded)
$10,000	[1]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	$10,911,400
7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Hsg. RB, Indian Trace Apts. Proj., Ser. A, 5.625%, 1/01/44, FSA, AMT	7,281,989
980		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	1,025,276

			31,734,288

Georgia — 3.8%
		City of Atlanta,
940		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	952,605
5,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	5,068,800

			6,021,405

Illinois — 17.8%
1,150	[2,3]	Centerpoint Intermodal Ctr. Prog. Trust, TA, Ser. A, 8.00%, 6/15/23	1,142,364
		City of Chicago, Ad Valorem Ppty. Tax GO,
4,285	[1]	5.50%, 1/01/11, MBIA	4,568,024
1,540	[4]	5.50%, 1/01/38, MBIA	1,609,777
55	[1]	Ser. A, 5.50%, 1/01/11, MBIA	58,633
		Fin. Auth.,
420		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	390,688
525		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	487,951
425		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	398,523
6,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	6,169,920
		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj.,
10,000		Ser. A, Zero Coupon, 6/15/35, MBIA	2,494,200
10,000		Ser. A, Zero Coupon, 12/15/36, MBIA	2,307,500
10,000		Ser. A, Zero Coupon, 12/15/37, MBIA	2,194,800
2,535		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	2,361,150
23,065		Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 1/01/36, FGIC	4,344,754

			28,528,284

Indiana — 2.4%
1,940	[2]	Multi-Fam. Hsg., Local Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34, AMT	1,952,086
1,950		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	1,853,007

			3,805,093

Kansas — 3.2%
5,000		Wichita Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32, AMT	5,175,750

Maryland — 3.3%
1,250		City of Baltimore, Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	1,300,800
2,955		Frederick Cnty., Pub. Impvt. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. B, 6.25%, 7/01/30	2,977,015

See Notes to Financial Statements.

20	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Bond Trust (BBK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Maryland (concluded)
$1,040		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing
		Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	$1,046,531

			5,324,346

Massachusetts — 0.9%
1,450		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	1,468,676

Michigan — 0.7%
1,065		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	1,053,211

Mississippi — 0.9%
1,605	[2]	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	1,425,112

Multi-State — 7.4%
10,500	[3,5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	11,844,735

Nebraska — 1.1%
1,760		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	1,697,925

Nevada — 1.7%
1,325		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	1,332,340
1,385		Las Vegas Spec. Dist. No. 809, Pub. Impvts. SA, Summerlin Area Proj., 5.65%, 6/01/23	1,365,001

			2,697,341

New Jersey — 9.7%
		Econ. Dev. Auth.,
1,500		Econ. Impvts. RB, Cigarette Tax Proj., 5.50%, 6/15/31	1,527,045
1,500		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	1,512,630
3,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	3,138,720
7,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	8,396,925
915		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	935,935

			15,511,255

New York — 11.5%
455	[6]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	377,818
2,900		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. I-1, 5.00%, 4/01/25	2,968,991
1,330		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	1,353,115
2,610		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	2,723,927
1,760		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	1,793,141
		Nanuet Union Free Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
1,085		4.30%, 6/15/29, FSA	1,018,262
1,130		4.30%, 6/15/30, FSA	1,056,019
6,165		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	7,071,193

			18,362,466

North Carolina — 1.9%
2,945		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	2,980,782

Ohio — 2.6%
4,220		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	4,153,999

Principal Amount (000)		Description	Value

Oklahoma — 2.0%
$1,355		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	$1,333,076
1,725	[2]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	1,915,112

			3,248,188

Oregon — 0.3%
545	[2]	Multi-Fam. Hsg., Local Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34, AMT	551,654

Pennsylvania — 2.6%
3,870	[2]	Econ. Dev. Fing. Auth., Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	4,203,401

Puerto Rico — 1.3%
		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB,
1,070		Ser. N, 5.25%, 7/01/34	1,155,718
900		Ser. N, 5.25%, 7/01/36	970,200

			2,125,918

South Carolina — 0.7%
1,000	[1]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 8/01/13	1,162,057

Texas — 19.3%
11,690		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. G, Zero Coupon, 11/15/41, MBIA	1,763,904
605		Lower Colorado River Auth., Misc. RB, Ser. A, 5.00%, 5/15/31, MBIA	613,645
430		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	424,728
2,560	[2]	Multi-Fam. Hsg., Local Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35, AMT	2,581,274
		San Antonio Energy Acquisition Pub. Fac. Corp., Natural Gas Util. Impvts. RB,
1,775		5.50%, 8/01/23	1,853,650
1,620		5.50%, 8/01/24	1,689,028
		Tpke. Auth., Hwy. & Tolls Impvts. RB,
2,115		Ser. A, 5.00%, 8/15/42, AMBAC	2,126,929
60,000		Zero Coupon, 8/15/35, AMBAC	12,280,200
6,840	[1]	Tyler Cnty. Hlth. Facs. Dev., Hlth., Hosp. & Nursing Home Impvts. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/12	7,498,350

			30,831,708

Washington — 1.9%
905		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	920,982
2,220		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	2,081,472

			3,002,454

West Virginia — 0.3%
520		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	530,405

Wisconsin — 5.7%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
1,350		Aurora Hlth. Care Proj., 6.40%, 4/15/33	1,410,224
7,000	[1]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	7,625,730

			9,035,954

		Total Long-Term Investments (Cost — $228,944,779)	241,040,725

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	21

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Bond Trust (BBK) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENTS — 5.2%
Texas — 0.4%
$700	[7]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Children’s Hosp. Proj., Ser. B-1, 3.95%, 9/04/07, MBIA, FRDD	$700,000

Shares (000)

Money Market Fund — 4.8%
7,600	[8,9]	Merrill Lynch Institutional Tax-Exempt Fund, 3.75%	7,600,000

		Total Short-Term Investments (Cost — $8,300,000)	8,300,000

Total Investments — 155.9% (Cost — $237,244,77910)			$249,340,725
Other assets in excess of liabilities — 0.7%			1,077,861
Preferred shares at redemption value, including dividends payable — (56.6)%			(90,519,031)

Net Assets Applicable to Common Shareholders — 100%			$159,899,555

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 8.1% of its net assets, with a current market value of $12,987,099, in securities restricted as to resale.

[4]	Security, or a portion thereof, with a market value of $650,506 has been pledged as collateral for swap contracts.
[5]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[6]	Illiquid security. As of August 31, 2007, the Trust held 0.2% of its net assets, with a current market value of $377,818, in these securities.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2007.

[8]	Represents an investment in an affiliate.
[9]	Represents current yield as of August 31, 2007.
[10]

Cost for federal income tax purposes is $236,702,414. The net unrealized appreciation on a tax basis is $12,638,311, consisting of $14,710,272 gross unrealized appreciation and $2,071,961 gross unrealized depreciation.

See Notes to Financial Statements.

22	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 157.2%
Alabama — 1.2%
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$2,525		Ser. C-2, 5.00%, 11/15/36	$2,509,446
1,825		Ser. C-2, 5.00%, 11/15/39	1,810,418

			4,319,864

Arizona — 0.1%
393	[1]	Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, 5.23%, 2/04/12, AMT	393,000

California — 11.6%
2,250	[2]	Agua Caliente Band of Cahuilla Indians, Casinos Parimutuel Betting RB, 6.00%, 7/01/18	2,357,235
2,700		California, GO, 5.00%, 6/01/34	2,708,910
6,425		California, Misc. Taxes GO, 5.00%, 6/01/32	6,460,016
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
1,840		Ser. B, Zero Coupon, 6/01/46	127,917
9,710		Ser. C, Zero Coupon, 6/01/55	302,272
12,410		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	306,900
9,100		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A, 5.25%, 11/15/46	9,262,799
3,500		Mobilehome Pk. Fing. Auth., St. Sngl. Fam. Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.25%, 3/15/34, ACA	3,354,960
4,620		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Mission Bay South Pub. Proj., 6.625%, 8/01/27	4,822,402
5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	5,088,600
5,755		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	5,573,890

			40,365,901

Colorado — 5.0%
1,375		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	1,393,370
10,000	[3]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	10,549,000
4,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Tolls RB, Ser. A, 5.25%, 6/15/41, FSA	4,074,960
1,375		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	1,387,746

			17,405,076

District of Columbia — 6.1%
1,265		Dist. of Columbia, Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	1,211,541
		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
7,500		6.50%, 5/15/33	8,206,800
11,500		6.75%, 5/15/40	11,895,255

			21,313,596

Florida — 14.6%
2,650		City of Leesburg, Hlth., Hosp. & Nursing Home Impvts. RB, Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	2,646,210
3,990		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	3,877,602
5		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. SA TA, Ser. B, 5.00%, 11/01/07	4,995
4,735		Lakes by the Bay South Cmnty. Dev. Dist., Pub. Impvts. SA RB, Ser. A, 6.25%, 5/01/34	4,856,074
3,125		Live Oak Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. A, 6.30%, 5/01/34	3,204,875
6,230		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	6,776,246

Principal Amount (000)		Description	Value

Florida (concluded)
$6,850	[4]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	$7,474,309
14,000	[4]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	15,164,800
2,040		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	2,134,248
4,465		Sumter Cnty. Ind. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.90%, 10/01/34, AMT	4,546,665

			50,686,024

Georgia — 1.6%
5,000	[4]	Milledgeville-Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.625%, 9/01/14	5,575,100

Illinois — 16.2%
2,470	[1,2]	Centerpoint Intermodal Ctr. Prog. Trust, TA, Ser. A, 8.00%, 6/15/23	2,453,599
4,290		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	4,335,688
		Fin. Auth.,
910		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	846,491
1,880		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	1,935,385
1,125		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	1,045,609
900		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	843,930
8,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
		Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	8,214,800
		Met. Pier & Exposition Auth., Pub. Impvts. St. Tax RB, McCormick Place Expansion Proj.,
45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	12,518,534
5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	965,200
5,490		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	5,113,496
15,000	[5]	Sports Facs. Auth., Ded. St. Tax Supported RB, 5.483%, 6/15/30, AMBAC	13,819,800
4,000	[4]	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.375%, 1/01/12, FGIC	4,267,440

			56,359,972

Indiana — 8.8%
5,000		Hlth. Fac. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	5,354,600
19,735	[4,6]	Indianapolis Local Pub. Impvt. Bd. Bank, Wtr. Util. Impvts. RB, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	21,085,466
4,200		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	3,991,092

			30,431,158

Maryland — 2.3%
1,800		City of Baltimore, Swr. Impvts. RB, Ser. D, 5.00%, 7/01/37, AMBAC	1,846,296
3,000		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	3,005,880
		Hlth. & Higher Edl. Facs. Auth.,
2,240		Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	2,254,067
1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	1,018,310

			8,124,553

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	23

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Income Trust II (BLE) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Massachusetts — 0.9%
$3,145		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	$3,185,508

Michigan — 0.7%
2,305		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	2,279,484

Mississippi — 1.6%
4,950		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	5,672,799

Missouri — 1.9%
6,000		370 Missouri Bottom Rd. Taussig Rd. Transp. Dev. Dist. Hazelwood, Pub. Impvts. Sales Tax RB, 7.20%, 5/01/33	6,448,560

Multi-State — 3.8%
		Charter Mac Equity Issuer Trust,
1,000	[2,7]	Ser. A-4-1, 5.75%, 4/30/15	1,058,970
3,500	[2,7]	Ser. A-4-2, 6.00%, 4/30/19	3,750,985
5,000	[2,7]	Ser. B-3-1, 6.00%, 4/30/15	5,257,950
3,000	[2,7]	Ser. B-3-2, 6.30%, 4/30/19	3,201,030

			13,268,935

Nevada — 1.6%
2,855		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	2,870,817
2,565		Henderson Local Impvt. Dist. No. T-14, Pub. Impvts. SA, 5.80%, 3/01/23	2,641,950

			5,512,767

New Jersey — 12.4%
		Econ. Dev. Auth.,
10,000		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	11,002,400
4,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	4,156,560
9,000		Econ. Impvts. RB, Cigarette Tax Proj., 5.50%, 6/15/31	9,162,270
10,100	[1]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	10,567,024
7,475		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	8,368,935

			43,257,189

New Mexico — 1.7%
5,200	[4]	Hsg. Auth., St. Multi-Fam. Hsg. RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/13	5,824,312

New York — 9.2%
985	[8]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	817,914
6,450		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. I-1, 5.00%, 4/01/25	6,603,446
2,845		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	2,894,446
2,725		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	2,843,946
3,775		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	3,846,083
6,700	[1]	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	7,684,833
7,325		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl./Eastn. LaGuardia Proj., 9.00%, 12/01/10, AMT	7,425,719

			32,116,387

North Carolina — 2.2%
7,500		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	7,591,125

Principal Amount (000)		Description	Value

Ohio — 2.6%
$9,140		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	$8,997,051

Oklahoma — 2.1%
3,000		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	2,951,460
3,925	[1]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	4,357,574

			7,309,034

Pennsylvania — 5.8%
		Econ. Dev. Fing. Auth.,
8,425	[1]	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	9,150,814
5,175		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	5,359,747
5,000	[4]	Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Pocono Med. Ctr. Proj., 6.00%, 1/01/14	5,575,000

			20,085,561

Puerto Rico — 2.6%
4,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/22, FSA	4,209,240
4,370		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	4,710,860

			8,920,100

South Carolina — 5.4%
		Greenwood Cnty., Hlth., Hosp. & Nursing Home Impvts. RB, Self Mem. Hosp. Facs. Proj.,
3,280		5.50%, 10/01/26	3,337,334
3,250		5.50%, 10/01/31	3,293,648
		Jobs-Econ. Dev. Auth.,
3,750		Hlth., Hosp. & Nursing Home Impvts. RB, Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	3,750,487
5,000	[4]	Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	5,778,987
2,640		Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	2,756,292

			18,916,748

Tennessee — 2.9%
20,405		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Ser. A, Zero Coupon, 1/01/21, FSA	10,014,978

Texas — 19.3%
20,000		Gulf Coast Wst. Disp. Auth., Indl. RB, Intl. Paper Co. Proj., Ser. A, 6.10%, 8/01/24, AMT	20,596,400
25,375		Harris Cnty.-Houston Sports Auth., Lease RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	5,115,854
		Lower Colorado River Auth., Misc. RB,
5	[4]	Ser. A, 5.00%, 5/15/13, MBIA	5,300
1,300		Ser. A, 5.00%, 5/15/31, MBIA	1,318,577
930		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	918,598
3,600		San Antonio Energy Acquisition Pub. Fac. Corp., Natural Gas Util. Impvts. RB, 5.50%, 8/01/24	3,753,396
		Tpke. Auth., Hwy. Impvts. Hwy. Tolls RB,
73,370		Zero Coupon, 8/15/36, AMBAC	14,139,866
65,000		Zero Coupon, 8/15/37, AMBAC	11,770,850
27,600		Zero Coupon, 8/15/38, AMBAC	4,703,040
4,575		Ser. A, 5.00%, 8/15/42, AMBAC	4,600,803

			66,922,684

See Notes to Financial Statements.

24	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Municipal Income Trust II (BLE) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Virginia — 6.6%
$12,980		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Pk. Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	$13,270,103
9,000		Halifax Cnty. Indl. Dev. Auth., Indl. RB, Old Dominion Elec. Coop. Proj., 5.625%, 6/01/28, AMBAC, AMT	9,485,640

			22,755,743

Washington — 1.9%
1,960		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	1,994,614
4,820		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	4,519,232

			6,513,846

West Virginia — 1.8%
1,115		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	1,137,311
5,000	[1]	Mason Cnty. Poll. Ctrl., Rec. Recovery Impvts. RB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	5,006,950

			6,144,261

Wisconsin — 2.7%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33	4,105,317
5,000	[4]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	5,416,750

			9,522,067

		Total Long-Term Investments (Cost — $520,773,791)	546,233,383

Shares (000)

MONEY MARKET FUND — 0.9%
3,200	[9,10]	Merrill Lynch Institutional Tax-Exempt Fund, 3.75% (Cost — $3,200,000)	3,200,000

Total Investments — 158.1% (Cost — $523,973,79111)			$549,433,383
Other assets in excess of liabilities — 1.1%			3,733,612
Preferred shares at redemption value, including dividends payable — (59.2)%			(205,604,086)

Net Assets Applicable to Common Shareholders — 100%			$347,562,909

[1]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 5.2% of its net assets, with a current market value of $18,079,769, in securities restricted as to resale.

[3]	Security is collateralized by municipal or U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
[6]	Security, or a portion thereof, with a market value of $646,332 has been pledged as collateral for swap contracts.
[7]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.

[8]	Illiquid security. As of August 31, 2007, the Trust held 0.2% of its net assets, with a current market value of $817,914, in these securities.
[9]	Represents an investment in an affiliate.
[10]	Represents current yield as of August 31, 2007.
[11]

Cost for federal income tax purposes is $523,417,392. The net unrealized appreciation on a tax basis is $26,015,991, consisting of $29,396,874 gross unrealized appreciation and $3,380,883 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	25

Portfolio of Investments as of August 31, 2007	BlackRock California Insured Municipal Income Trust (BCK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 157.3%
California — 157.3%
$6,500		Benicia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 8/01/23, MBIA	$3,059,875

4,000		California, GO, 5.00%, 6/01/31, AMBAC	4,085,040

1,000		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	1,022,810

		Ceres Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
3,055		Ser. B, Zero Coupon, 8/01/30, FGIC	852,651
3,180		Ser. B, Zero Coupon, 8/01/31, FGIC	836,181
3,300		Ser. B, Zero Coupon, 8/01/32, FGIC	817,509
3,440		Ser. B, Zero Coupon, 8/01/33, FGIC	802,896
3,575		Ser. B, Zero Coupon, 8/01/34, FGIC	794,544
3,275		Ser. B, Zero Coupon, 8/01/35, FGIC	685,752

		City of Los Angeles, Swr. RB,
5,000		Ser. A, 5.00%, 6/01/27, MBIA	5,092,100
6,025		Ser. A, 5.00%, 6/01/32, FGIC	6,085,370

11,125		City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	4,087,102

2,000		Coachella Valley Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 8/01/27, FSA	2,072,740

6,500	[1]	Dept. of Wtr. Res., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 5/01/12	7,003,815

2,385		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	2,417,889

2,915		Eureka Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2002 Proj., Zero Coupon, 8/01/34, MBIA	759,445

4,500		Infrastructure & Econ. Dev. Bank Pub. Impvts., Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	4,604,535

2,600	[1]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	2,914,912

2,000		Long Beach Unified Sch. Dist., Sch. Impvts. Ad Valorem Tax GO, Ser. D, 5.00%, 8/01/31, FSA	2,016,880

		Los Angeles Dept. of Wtr. & Pwr.,
5,000		Wtr. RB, Ser. A, 5.00%, 7/01/43, FGIC	5,050,750
5,000		Wtr. Util. Impvts RB, Ser. A, 5.125%, 7/01/41, FGIC	5,069,900

3,000	[1]	Los Angeles Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. E, 5.125%, 7/01/12, MBIA	3,202,530

3,000		Napa Wtr., Wtr. Util. Impvts. RB, 5.00%, 5/01/35, AMBAC	3,090,240

5,000		Northern California Pwr. Agcy., Elec., Pwr. & Lt. RB, Hydroelec. Proj., Ser. A, 5.00%, 7/01/28, MBIA	5,041,700

1,715		Placentia-Yorba Linda Unified Sch. Dist., Sch. Impvts. Lease Abatement COP, 5.00%, 10/01/30, FGIC	1,741,137

5,000		Pub. Wks. Brd., Pub. Impvts. Lease Abatement RB, Ser. A, 5.00%, 12/01/27, AMBAC	5,085,000

1,235		Rio Elementary Sch. Dist., Ad Valorum Ppty. Tax GO, 5.00%, 8/01/29, AMBAC	1,278,917

5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 2/01/27, FGIC	5,087,550

Principal Amount (000)	Description	Value

California (concluded)
$2,125	Sacramento Area Fld. Ctrl. Agcy., SA, Ser. A, 5.00%, 10/01/32, FGIC	$2,189,940

5,295	San Diego Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. COP, Ser. A, 5.00%, 5/01/32, MBIA	5,357,110

4,805	San Diego Redev. Agcy., TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	4,899,755

4,000	San Diego St. Univ., RB, Ser. A, 5.00%, 3/01/37, MBIA	4,030,440

20,000	San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31, MBIA	6,177,800

6,000	San Jose Fin. Auth., Lease Abatement RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	6,070,320

1,130	Sierra Joint Cmnty. Coll. Dist. Sch. Facs. Dist. No. 1, Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Tahoe Truckee Proj., 5.00%, 8/01/25, MBIA	1,174,759

3,000	Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%, 9/01/38, FSA	3,037,020

4,000	Westlands Wtr. Dist., Wtr. Util. Impvts. Wtr. COP, 5.00%, 9/01/34, MBIA	4,038,600

	Total Long-Term Investments (Cost — $118,574,479)	121,635,514

Shares (000)

MONEY MARKET FUND — 1.9%
1,443	[2,3]	CMA California Mun. Money Fund, 3.43% (Cost — $1,443,458)	1,443,458

Total Investments — 159.2% (Cost — $120,017,9374)			$123,078,972
Other assets in excess of liabilities — 1.0%			779,777
Preferred shares at redemption value, including dividends payable — (60.2)%			(46,520,704)

Net Assets Applicable to Common Shareholders — 100%			$77,338,045

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Represents an investment in an affiliate.
[3]	Represents current yield as of August 31, 2007.
[4]

Cost for federal income tax purposes is $120,017,671. The net unrealized appreciation on a tax basis is $3,061,301, consisting of $3,233,995 gross unrealized appreciation and $172,694 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.3% of the Trust’s managed assets.

AMBAC	—	23.1%
FGIC	—	24.4%
FSA	—	5.8%
MBIA	—	37.8%
Other	—	1.2%

See Notes to Financial Statements.

26	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock California Municipal Bond Trust (BZA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 155.9%
California — 148.3%
$5,000		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	$1,395,650

2,000		Bay Area Toll Auth., Hwy. Tolls RB, Ser. F, 5.00%, 4/01/31	2,050,440

2,740		California, Misc. Tax GO, 5.00%, 6/01/37	2,746,083

1,175		City of Chula Vista, RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	1,155,812

4,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	4,065,760

2,055		Eureka Union Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/37, MBIA	458,162

3,845		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, 5.75%, 1/15/40	3,884,296

		Golden St. Tobacco Sec. Corp.,
2,000	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	2,283,900
2,500	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	2,697,675
1,300	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	1,411,085
550		Misc. RB, Ser. A, 5.75%, 6/01/47	534,067

3,270	[1]	Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Valleycare Med. Ctr. Proj., Ser. A, 5.375%, 5/01/12	3,508,841

		Infrastructure & Econ. Dev. Bank,
3,750		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	3,783,075
3,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	3,581,305

1,745	[1]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	1,956,354

		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
655		5.90%, 6/01/27	654,928
1,180		6.00%, 6/01/35	1,180,437

		Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
705		Ser. B, Zero Coupon, 8/01/29, XLCA	229,682
795		Ser. B, Zero Coupon, 8/01/30, XLCA	244,963
830		Ser. B, Zero Coupon, 8/01/31, XLCA	240,053
865		Ser. B, Zero Coupon, 8/01/32, XLCA	236,266
905		Ser. B, Zero Coupon, 8/01/33, XLCA	233,915
945		Ser. B, Zero Coupon, 8/01/34, XLCA	230,589

		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj.,
1,000	[2]	Ser. B, 7.50%, 12/01/24, AMT	1,090,210
680	[2]	Ser. C, 7.50%, 12/01/24, AMT	741,343

2,700		Met. Wtr. Dist. of Southern California, Wtr. Utils. Impvt. RB, Ser A, 5.00%, 7/01/37	2,778,030

		Multi-Fam. Hsg. Pass-Through Certs., Local Hsg. RB,
2,165	[2]	San Lucas Apts. LP Proj., Ser. 5, 5.95%, 11/01/34, AMT	2,183,446
2,350	[2]	Westgate Courtyard Apts. LP Proj., Ser. 3, 5.80%, 11/01/34, AMT	2,355,006

2,400	[1]	Orange Cnty. Cmnty. Facs. Dist., Pub. Impvts. ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	2,584,128

3,000		Palm Springs, Local Hsg. RB, Millenium Hsg. Corp. Proj., 5.75%, 5/15/37	3,011,280

Principal Amount (000)		Description	Value

California (concluded)
		Poll. Ctrl. Fing. Auth.,
$530		Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	$513,029
1,000	[2]	Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	946,780
500		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	509,530

2,500		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6, Mission Bay South Proj., 6.25%, 8/01/33	2,559,175

15,000		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax COP, Zero Coupon, 4/01/29, FSA	5,005,050

2,500	[1]	Santa Clara Valley Wtr. Dist., Wtr. Util. Impvts. RB, Ser. A, 5.125%, 6/01/10, FGIC	2,599,500
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
1,500		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	1,459,050
5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	5,084,900
3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	3,366,935

1,500		Torrance, Hlth., Hosp. & Nursing Home RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	1,524,270

			77,075,000

Multi-State — 7.6%
3,500	[3,4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	3,948,245

		Total Long-Term Investments (Cost — $76,992,535)	81,023,245

Shares (000)

MONEY MARKET FUND — 0.6%
336	[5,6]	CMA California Mun. Money Fund, 3.43% (Cost — $335,534)	335,534

Total Investments — 156.5% (Cost — $77,328,0697)			$81,358,779
Other assets in excess of liabilities — 1.2%			609,721
Preferred shares at redemption value, including dividends payable — (57.7)%			(29,985,266)

Net Assets Applicable to Common Shareholders — 100%			$51,983,234

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 7.6% of its net assets, with a current market value of $3,948,245, in securities restricted as to resale.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of August 31, 2007.
[7]

Cost for federal income tax purposes is $77,141,807. The net unrealized appreciation on a tax basis is $4,216,972, consisting of $4,654,769 gross unrealized appreciation and $437,797 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	27

Portfolio of Investments as of August 31, 2007	BlackRock California Municipal Income Trust II (BCL)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 155.9%
California — 152.3%
		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts.
		Lease Abatement RB, Pub. Impvt. Proj.,
$15,000		Ser. C, Zero Coupon, 9/01/34, FSA	$3,770,700
10,000		Ser. C, Zero Coupon, 9/01/36, FSA	2,256,600

		California,
8,000		Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	8,369,120
5,475		Misc. Tax GO, 5.00%, 6/01/37	5,487,155

2,000		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/31, AMBAC	2,060,860

2,690		City of Chula Vista, RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	2,646,072

2,000	[1]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	2,022,360

6,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	6,148,380

6,000		Corona Norco Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. No. 98-1 Proj., 5.10%, 9/01/32, AMBAC	6,112,020

6,000	[1]	Dept. of Wtr. Recs., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	6,496,980

		Foothill Eastn. Transp. Corridor Agcy., Hwy. Impvts. Tolls RB,
6,550		Zero Coupon, 1/15/30	1,770,924
15,470	[2]	Ser. A, Zero Coupon, 1/01/26	6,425,929
4,890	[2]	Ser. A, Zero Coupon, 1/01/30	1,644,311

		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
2,900	[1]	Ser. A-1, 6.625%, 6/01/13	3,311,655
9,000	[1]	Ser. A-1, 6.75%, 6/01/13	10,335,060
5,650	[1]	Ser. B, 5.50%, 6/01/13	6,096,745
3,000	[1]	Ser. B, 5.625%, 6/01/13	3,256,350

		Infrastructure & Econ. Dev. Bank,
1,735		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	1,774,194
2,500		Pub. Impvts. Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	2,558,075

5,000		La Quinta Redev. Agcy., Pub. Impvts. TA, Redev. Area No. 1 Proj., 5.125%, 9/01/32, AMBAC	5,132,400

5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Util. Impvts RB, Ser. A, 5.125%, 7/01/41, FGIC	5,576,890

1,785	[3]	Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	1,946,025

5,000		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A-1, 4.50%, 1/01/28, MBIA	4,806,300

4,400		Met. Wtr. Dist. of Southern California, Wtr. Util. Impvts. RB, Ser A, 5.00%, 7/01/37	4,527,160

3,500		Mobilehome Pk. Fing. Auth., St. Sngl. Fam. Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.25%, 3/15/34, ACA	3,354,960

		Oxnard, Pub. Impvt. SA, 1 Rice Ave. Proj.,
1,905		5.625%, 9/02/27	1,918,602
1,900		5.70%, 9/02/32	1,915,257

Principal Amount (000)		Description	Value

California (concluded)
		Poll. Ctrl. Fing. Auth., Rec. Recovery Impvts. RB,
$1,180		Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	$1,142,216
3,000	[3]	Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	2,840,340

		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj.,
1,500		5.50%, 9/01/25	1,506,405
1,700		5.60%, 9/01/33	1,710,149

2,470		Rohnert Pk. Fing. Auth., Local Hsg. RB, Millenium Hsg. Corp. Proj., Ser. A, 5.625%, 9/15/28	2,496,355

2,400		Sacramento Cnty. San. Dist. Fing. Auth., Swr. Impvts. RB, Sacramento Regl. Cnty. San. Proj., 5.00%, 12/01/36, FGIC	2,468,352

		San Diego Unified Sch. Dist.,
2,000		Ad Valorem Ppty. Tax GO, Ser. F-1, 4.50%, 7/01/29, FSA	1,914,040
8,665		Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.25%, 7/01/23, FGIC	9,298,671

5,000		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6, Mission Bay South Proj., 6.25%, 8/01/33	5,118,350

30,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/34, MBIA	7,990,200

		Santa Clarita, Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj.,
1,640		5.80%, 11/15/25	1,664,813
1,500		5.85%, 11/15/32	1,522,665

2,685		Santa Rosa Wstwtr., Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	1,101,843

2,200		South Tahoe, Joint Pwr. Fin. Auth. TA, South Tahoe Redev. Proj., 5.45%, 10/01/33	2,213,464

		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
5,000		Kaiser Hosp. Asset Mgmt. Proj., Ser. A, 5.50%, 11/01/32	5,084,900
7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	7,124,040
8,000		Sutter Hlth. Oblig. Corp. Proj., Ser. B, 5.50%, 8/15/34	8,265,520

1,600	[1]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser. A, 5.625%, 6/01/12	1,738,160

2,000		Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	2,011,920

2,000		Univ. of California, Coll. & Univ. RB, Ser. A, 5.00%, 5/15/33, AMBAC	2,021,600

1,170		Val Verde Unified Sch. Dist., ST, 6.25%, 10/01/28	1,231,250

			182,186,337

Multi-State — 3.6%
		Charter Mac Equity Issuer Trust,	529,485
500	[4,5]	Ser. A-4-1, 5.75%, 4/30/15	1,071,710
1,000	[4,5]	Ser. A-4-2, 6.00%, 4/30/19	1,577,385
1,500	[4,5]	Ser. B-3-1, 6.00%, 4/30/15	1,067,010

1,000	[4,5]	Ser. B-3-2, 6.30%, 4/30/19	4,245,590

		Total Long-Term Investments (Cost — $176,478,890)	186,431,927

See Notes to Financial Statements.

28	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock California Municipal Income Trust II (BCL) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENTS — 3.1%
California — 3.1%
		Hsg. Fin. Agcy.,
$2,510	[6]	Local or Gtd. Hsg. RB, Home Mtg. Proj., Ser. N, 3.95%, 9/04/07, FRDD	$2,510,000
1,250	[6]	Sngl. Fam. Local Hsg. RB, Home Mtg. Proj., Ser. F, 3.95%, 9/04/07, AMBAC, FRDD, AMT	1,250,000

			3,760,000

Shares

Money Market Fund — 0.0%
237	[7,8]	CMA California Mun. Money Fund, 3.43%	237

		Total Short-Term Investments (Cost — $3,760,237)	3,760,237

Total Investments — 159.0% (Cost — $180,239,1279)			$190,192,164
Other assets in excess of liabilities — 1.2%			1,375,276
Preferred shares at redemption value, including dividends payable — (60.2)%			(71,964,487)

Net Assets Applicable to Common Shareholders — 100%			$119,602,953

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is collateralized by municipal or U.S. Treasury obligations.
[3]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 3.6% of its net assets, with a current market value of $4,245,590, in securities restricted as to resale.

[5]

Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2007.

[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of August 31, 2007.
[9]

Cost for federal income tax purposes is $180,044,771. The net unrealized appreciation on a tax basis is $10,147,393, consisting of $10,617,921 gross unrealized appreciation and $470,528 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	29

Portfolio of Investments as of August 31, 2007	BlackRock Florida Insured Municipal Income Trust (BAF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 154.9%
Florida — 154.9%
		Brd. of Ed.,
$9,000		Sch. Impvts. Misc. Tax GO, Ser. A, 5.00%, 6/01/27, FSA	$9,165,780
8,640		Sch. Impvts. Misc. RB, Ser. C, 5.00%, 1/01/22, MBIA	8,894,448

8,695	[1]	City of Gainesville, Mult. Util. Impvts. RB, Ser. A, 5.00%, 10/01/13, FSA	9,256,697

		City of Jacksonville,
9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/27, MBIA	9,684,110
9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/31, MBIA	9,586,830
8,000		Pub. Impvts. Sales Tax RB, Ser. B, 5.00%, 10/01/26, AMBAC	8,128,800
2,865		Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/30, AMBAC	2,899,466

		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB,
4,015		Zero Coupon, 10/01/28, FGIC	1,392,282
5,570		Zero Coupon, 10/01/31, FGIC	1,639,084

		Cnty. of Miami-Dade,
10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/39, MBIA	1,820,900
10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/40, MBIA	1,726,700
26,935		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	7,342,481

		Cnty. of Orange,
1,600		Misc. Tax RB, 5.00%, 10/01/29, AMBAC	1,634,064
9,250	[1]	Recreational Fac. Impvts. Misc. RB, 5.125%, 4/01/12, AMBAC	9,804,722
7,975		Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	8,102,680

9,500		Cnty. of Pinellas, Swr. Impvts. RB, 5.00%, 10/01/32, FSA	9,618,845

5,000		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/29, FGIC	5,078,350

2,945		Cnty. of Sarasota, Wtr. RB, Ser. C, 5.25%, 10/01/22, FGIC	3,089,187

1,500		Collier Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, 5.00%, 2/15/27, FSA	1,534,005

3,785		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	3,919,292

		Dept. of Transp., Fuel Sales Tax GO,
1,415		5.00%, 7/01/25, MBIA	1,447,220
7,000		5.00%, 7/01/27, FSA	7,130,620

		Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj.,
8,500	[1]	Ser. A, 6.00%, 11/15/11	9,306,395
1,500		Ser. C, 5.25%, 11/15/36	1,495,425

7,580		Hillsborough Cnty. Sch. Brd., Lease Renewal COP, Ser. A, 5.00%, 7/01/25, MBIA	7,665,199

1,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	1,007,000

2,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	1,941,420

1,480		Julington Creek Plantation Cmnty., Dev. Dist. SA, 5.00%, 5/01/29, MBIA	1,501,031

9,000		Lake Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 7/01/28, AMBAC	9,071,820

1,335	[2]	Orange Cnty. Edl. Facs Auth., Univ. & Coll. Impvts. RB, Rollins Coll. Proj., 5.25%, 12/01/27, AMBAC	1,396,290

		Orange Cnty. Sch. Brd.,
1,000		Sch. Impvts. Lease Approp. COP, Ser. A, 5.00%, 8/01/32, FGIC	1,015,120

Principal Amount (000)		Description	Value

Florida (concluded)
$2,000		Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%, 8/01/27, MBIA	$2,022,480

9,200		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	9,307,456

5,815		Pasco Cnty. Sch. Brd., Sch. Impvts. Lease Renewal RB, Ser. A, 5.00%, 8/01/27, FGIC	5,933,277

5,000	[1]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	5,416,000

825	[1]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	868,560

950		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	961,723

1,000		Tohopekaliga Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	1,027,380

1,600		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/32, FGIC	1,630,816

3,745		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	3,995,690

10,000		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	10,138,800

		Total Long-Term Investments (Cost — $194,583,484)	198,598,445

Shares (000)

MONEY MARKET FUND — 3.9%
5,069	[3,4]	CMA Florida Mun. Money Fund, 3.47% (Cost — $5,069,378)	5,069,378

Total Investments — 158.8% (Cost — $199,652,8625)			$203,667,823
Other assets in excess of liabilities — 0.5%			579,876
Preferred shares at redemption value, including dividends payable — (59.3)%			(76,032,902)

Net Assets Applicable to Common Shareholders — 100%			$128,214,797

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	When-issued security.
[3]	Represents an investment in an affiliate.
[4]	Represents current yield as of August 31, 2007.
[5]

Cost for federal income tax purposes is $199,652,845. The net unrealized appreciation on a tax basis is $4,014,978, consisting of $4,266,774 gross unrealized appreciation and $251,796 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 89.0% of the Trust’s managed assets.

AMBAC	—	16.9%
FGIC	—	13.8%
FSA	—	23.8%
MBIA	—	32.0%
Other	—	2.5%

See Notes to Financial Statements.

30	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Florida Municipal Bond Trust (BIE)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 155.2%
Florida — 143.3%
$1,000		Boynton Beach, Local Hsg. RB, C/HP Cove, Inc. Proj., 5.30%, 1/01/23, ACA	$994,740

3,000	[1]	City of Lakeland, Hlth., Hosp. & Nursing Home RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/12	3,269,250

3,630		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB, Zero Coupon, 10/01/28, FGIC	1,258,775

1,250	[1]	Cnty. of Bay, Pub. Impvts. Sales Tax RB, 5.125%, 9/01/12, AMBAC	1,331,225

865		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	873,356

		Cnty. of Miami-Dade,
5,500		Misc. Tax RB, Ser. A, Zero Coupon, 10/01/26, MBIA	1,993,640
10,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/30, MBIA	2,882,500
5,410		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	1,391,452

3,350	[1]	Cnty. of Orange, Recreational Fac. Impvts. Misc. RB, 5.125%, 4/01/12, AMBAC	3,550,900

3,105		Cnty. of Osceola, Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/32, FGIC	3,138,596

1,000		Collier Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, 5.00%, 2/15/27, FSA	1,022,670

1,605		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	1,661,946

35		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	35,055

2,100		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	2,126,880

1,000		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	981,210

		Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj.,
4,900	[1]	Ser. A, 6.00%, 11/15/11	5,364,863
1,000		Ser. C, 5.25%, 11/15/36	996,950

1,810		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	1,830,670

3,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic Jacksonville Proj., Ser. B, 5.50%, 11/15/36	3,612,105

1,390		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	1,399,730

2,000	[1]	JEA, Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	2,002,740

1,000		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Oblig. Grp. Proj., 5.125%, 11/15/36	905,440

750		Lee Mem. Hlth. Sys., Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	756,795

1,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	1,631,520

3,150		Mun. Loan Council, Ad Valorem Ppty. Tax RB, Ser. A, 5.125%, 5/01/32, MBIA	3,203,172

750		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	719,565

1,000	[2]	Orange Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Rollins Coll. Proj., 5.25%, 12/01/37, AMBAC	1,038,480

Principal Amount (000)		Description	Value

Florida (concluded)
		Orange Cnty. Hlth. Facs. Auth.,
$5,000	[1]	Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Healthcare Proj., 5.75%, 12/01/12	$5,464,750
340		Misc. RB, Orlando Lutheran Towers Proj., 5.375%, 7/01/20	328,511
305		Misc. RB, Orlando Lutheran Towers Proj., 5.70%, 7/01/26	299,111

1,000		Orange Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/32, FGIC	1,015,120

3,000	[1]	Palm Beach Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. C, 5.00%, 8/01/12, FSA	3,165,480

1,500	[1]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	1,579,200

2,000	[1]	South Broward Hosp. Dist., Hlth., Hosp. & Nursing Home Impvts. RB, 5.60%, 5/01/12	2,175,560

1,560		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	1,583,930

2,700		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	2,745,225

1,000		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/32, FGIC	1,019,260

1,430		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	1,525,724

		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB,
		Embry-Riddle Aeronautical Proj.,
1,250		5.20%, 10/15/26, RAA	1,220,625
1,610		5.20%, 10/15/33, RAA	1,532,237

			73,628,958

Multi-State — 6.6%
3,000	[3,4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	3,384,210

Puerto Rico — 5.3%
2,565	[1]	Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/12	2,726,518

		Total Long-Term Investments (Cost — $75,611,249)	79,739,686

Shares (000)

MONEY MARKET FUND — 3.0%
1,520	[5,6]	CMA Florida Mun. Money Fund, 3.47% (Cost — $1,519,954)	1,519,954

Total Investments — 158.2% (cost $77,131,2037)			$81,259,640
Liabilities in excess of other assets — (0.2)%			(94,460)
Preferred shares at redemption value, including dividends payable — (58.0)%			(29,781,527)

Net Assets Applicable to Common Shareholders — 100%			$51,383,653

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	When-issued security.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 6.6% of its net assets, with a current market value of $3,384,210, in securities restricted as to resale.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of August 31, 2007.
[7]

Cost for federal income tax purposes is $76,918,088. The net unrealized appreciation on a tax basis is $4,341,552, consisting of $4,706,571 gross unrealized appreciation and $365,019 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	31

Portfolio of Investments as of August 31, 2007	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

LONG-TERM INVESTMENTS — 157.2%
Maryland — 133.3%
$500	Annapolis, Pkg. Fac. Impvts. Tax Incr./Alloc. RB, Pk. Place Proj., Ser. A, 5.35%, 7/01/34	$469,530

2,870	Anne Arundel Cnty., Univ. & Coll. Impvts. RB, Anne Arundel Cmnty. Coll. Proj., 5.25%, 9/01/28	2,923,813

	City of Baltimore,
1,000	Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	1,040,640
500	Recreational Fac. Impvts. Misc. RB, Baltimore Hotel Corp. Proj., Ser. A, 5.25%, 9/01/39, XLCA	515,920
2,000	Swr. RB, Wstwtr. Proj., Ser. A, 5.125%, 7/01/42, FGIC	2,022,360
3,500	Swr. RB, Wstwtr. Proj., Ser. A, 5.20%, 7/01/32, FGIC	3,591,630

1,000	Cmnty. Dev. Admin., St. Sngl.-Fam. Hsg. RB, Ser. D, 4.85%, 9/01/37, AMT	934,620

	Cnty. of Baltimore,
2,000	Ad Valorem Ppty. Tax GO, Met. 67th Dist., 5.00%, 6/01/22	2,057,920
1,000	Hlth., Hosp. & Nursing Home RB, Oak Crest Vlg. Proj., Ser. A, 5.00%, 1/01/37	934,410
2,000	SA GO, Met. 68th Dist., 5.00%, 8/01/28	2,027,740

500	Cnty. of Howard, Hlth., Hosp. & Nursing Home RB, Vantage House Fac. Proj., Ser. A, 5.25%, 4/01/33	455,495

	Cnty. of Montgomery, Trans. Impvts. Lease Abatement RB, Metrorail Garage Proj.,
500	5.00%, 6/01/23	510,980
1,435	5.00%, 6/01/24	1,464,044

1,500	Cnty. of Prince Georges, Port, Arpt. & Marina Impvts. ST SO, 5.20%, 7/01/34	1,359,300

1,000	Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	1,016,310

	Hlth. & Higher Edl. Facs. Auth.,
2,000	Coll. & Univ. RB, Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	2,013,720
1,990	Hlth., Hosp. & Nursing Home Impvts. RB, Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	2,043,432
2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	2,036,620
2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	1,999,840
2,000	Pub. Impvts. Misc. RB, Brd. of Child Care Proj., 5.375%, 7/01/32	2,000,260
2,000	Univ. & Coll. Impvts. RB, Loyola Coll. Issue Proj., 5.00%, 10/01/39	1,959,200

	Indl. Dev. Fin. Auth.,
1,000	Private Primary Sch. RB, Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%, 5/01/35	1,016,470
1,905	Recreational Fac. Impvts. RB, Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	1,936,756

	St. Mary’s Coll. of Maryland, Univ. & Coll. Impvts. RB, Academic & Auxil. Fees Proj.,
1,000	Ser. A, 5.00%, 9/01/27, AMBAC	1,019,190
1,000	Ser. A, 5.00%, 9/01/32, AMBAC	1,012,400

Principal Amount (000)		Description	Value

Maryland (concluded)
$2,000		Transp. Auth., Port, Arpt. & Marina Impvts. Auto Pkg. RB, Baltimore/Washington Intl. Arpt. Proj., Ser. B, 5.125%, 3/01/24, AMBAC, AMT	$2,030,360

			40,392,960

Multi-State — 7.4%
2,000	1.2	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	2,256,140

Puerto Rico — 16.5%
1,500		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.50%, 5/15/39	1,447,575

1,250	[3]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. HH, 5.25%, 7/01/10, FSA	1,316,325

1,750	[3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	1,867,355

350		Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Gov’t. Facs. Proj., Ser. D, 5.375%, 7/01/33	357,808

			4,989,063

		Total Long-Term Investments (Cost — $46,502,691)	47,638,163

Shares (000)

MONEY MARKET FUND — 0.7%
200	[4,5]	Merrill Lynch Institutional Tax-Exempt Fund, 3.75% (Cost — $200,000)	200,000

Total Investments — 157.9% (Cost — $46,702,6916)			$47,838,163
Other assets in excess of liabilities — 1.5%			465,822
Preferred shares at redemption value, including dividends payable — (59.4)%			(18,001,924)

Net Assets Applicable to Common Shareholders — 100%			$30,302,061

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 7.4% of its net assets, with a current market value of $2,256,140, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of August 31, 2007.
[6]

Cost for federal income tax purposes is $46,594,657. The net unrealized appreciation on a tax basis is $1,243,506, consisting of $1,633,188 gross unrealized appreciation and $389,682 gross unrealized depreciation.

See Notes to Financial Statements.

32	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 153.3%
Multi-State — 6.4%
$2,000	[1,2]	Charter Mac Equity Issuer Trust, Ser. B-2,
		7.20%, 10/31/52	$2,256,140

New Jersey — 131.8%
		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
1,000		5.30%, 5/15/29, MBIA, AMT	1,020,730
1,500		5.375%, 5/15/32, MBIA, AMT	1,533,750

		Econ. Dev. Auth.,
2,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	2,078,280
150		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	148,850
265		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	258,963
2,500		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 5.80%, 11/01/31	2,521,050
470		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	428,259
2,000		Local Hsg. RB, Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	1,999,840
1,700		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	1,742,398
2,335	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	2,429,497
250		Pub. Impvts. Misc. RB, Newark Downtown Dist. Mgmt. Corp. Proj., 5.125%, 6/15/37	237,370
1,000	[3]	Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	1,011,790
2,250		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	2,519,077

		Edl. Facs. Auth.,
150		Coll. & Univ. RB, Georgian Court Univ. Proj., Ser. D, 5.00%, 7/01/33	143,697
500		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	504,775
1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	1,051,300
100		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/32, FGIC	103,089
500		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/39, FGIC	513,495
1,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	1,045,350
630	[4]	Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/13	713,979
1,250		Univ. & Coll. Impvts. RB, Richard Stockton Coll. Proj., Ser. F, 5.00%, 7/01/31, MBIA	1,285,888
350		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	322,546

4,000		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/27, FSA	1,500,960

		Hlth. Care Facs. Fing. Auth.,
2,000	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/12	2,155,220
2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	2,035,980

Principal Amount (000)		Description	Value

New Jersey (concluded)
$2,500	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	$2,736,000
890	[4]	Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/12	967,973
1,110		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	1,148,639
500		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	453,245
500		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/30	124,570
3,600		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/36	615,600
3,600		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Ser. B, Zero Coupon, 7/01/37	579,024

250		Hsg. & Mtg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.70%, 10/01/37, AMT	228,605

560		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	572,813

		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
1,500		Ser. 125, 5.00%, 4/15/32, FSA	1,520,160
2,250		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	2,287,935
130		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	135,038

650		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 9/01/33, MBIA	177,281

500		Rutgers St. Univ., Univ. & Coll. Impvts. RB, Ser. E, 5.00%, 5/01/34, FGIC	511,715

100		Salem Cnty. Impvt. Auth., Econ. Impvts. Pkg. Fac. Impvts. RB, Finlaw St. Off. Bldg. Proj., 5.25%, 8/15/38, FSA	104,980

		Tobacco Settlement Fing. Corp.,
2,600	[4]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	2,869,776
750		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	648,675
1,000		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	108,510

1,250		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, Zero Coupon, 12/15/32, FSA	358,525

1,000		Univ. of Medicine & Dentistry of New Jersey, Univ. & Coll. Impvts. RB, Ser. A, 5.00%, 12/01/31, AMBAC	1,010,960

			46,466,157

Puerto Rico — 15.1%
1,750	[4]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	1,887,637

2,100	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	2,240,826

		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB,
1,750		Ser. A, Zero Coupon, 7/01/37, AMBAC	388,168
1,000		Ser. A, Zero Coupon, 7/01/43, AMBAC	159,900

615		Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/27	627,564

			5,304,095

		Total Long-Term Investments (Cost — $51,866,668)	54,026,392

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	33

Portfolio of Investments as of August 31, 2007	BlackRock New Jersey Municipal Bond Trust (BLJ) (concluded)
(Percentages shown are based on Net Assets)

Shares (000)		Description	Value

MONEY MARKET FUND — 1.4%
507	[5,6]	CMA New Jersey Mun. Money Fund, 3.29% (Cost — $507,373)	$507,373

Total Investments — 154.7% (Cost — $52,374,0417)			$54,533,765
Other assets in excess of liabilities — 2.7%			945,813
Preferred shares at redemption value, including dividends payable — (57.4)%			(20,233,645)

Net Assets Applicable to Common Shareholders — 100%			$35,245,933

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 6.4% of its net assets, with a current market value of $2,256,140, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[3]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of August 31, 2007.
[7]

Cost for federal income tax purposes is $52,242,866. The net unrealized appreciation on a tax basis is $2,290,899, consisting of $3,009,118 gross unrealized appreciation and $718,219 gross unrealized depreciation.

See Notes to Financial Statements.

34	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 153.6%
New York — 148.3%
$5,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	$5,047,550

		Dorm. Auth.,
2,000		Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	2,021,360
725		Coll. & Univ. RB, Univ. of Rochester Proj., Ser. C, 4.25%, 7/01/39, AMBAC	649,064
7,000		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	7,079,100
10,000	[1]	Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	3,325,800
5,000		Hlth., Hosp. & Nursing Home RB, New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	5,026,900
6,000		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31, AMBAC	6,062,220
2,000		Hlth., Hosp. & Nursing Home RB, Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	2,049,320
3,500		Sch. Impvts. Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	3,543,680
5,000		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	5,122,350
2,500	[2]	Univ. & Coll. Impvts. RB, Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/14, FGIC	2,696,025
3,160		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.00%, 7/01/27, XLCA	3,214,036
3,000		Univ. & Coll. Impvts. RB, Joachim & Ann Residence Proj., 5.25%, 7/01/27	3,048,360
7,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	7,055,370

1,000		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%, 8/01/34	1,039,940

		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
1,500		Ser. B, 5.00%, 12/01/35, CIFG	1,529,715
1,000		Ser. B, 5.00%, 12/01/35, FSA	1,021,250
3,800		Ser. F, 4.25%, 5/01/33, MBIA	3,408,486

		Met. Transp. Auth.,
10,000		Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	10,188,300
4,000	[2]	Trans. Impvts. RB, Ser. A, 5.00%, 11/15/11, FGIC	4,218,120
1,085		Trans. RB, Ser. A, 5.00%, 11/15/25, FGIC	1,107,329
7,845		Trans. RB, Ser. A, 5.00%, 11/15/30, FSA	7,944,788
5,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	5,152,600
2,660		Trans. RB, Ser. E, 5.25%, 11/15/31, FGIC	2,741,183

500		New York, Rec. Recovery Impvts. GO, Ser. A, 4.125%, 3/01/37, FGIC	436,150

		New York City Indl. Dev. Agcy.,
550		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	525,927
2,500		Private Primary Schs. Lease RB, Lycee Francais de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	2,500,350

Principal Amount (000)		Description	Value

New York (concluded)
$1,000		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	$1,021,630
2,500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	2,527,725
1,150		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	1,174,230

		New York City Mun. Wtr. Fin. Auth.,
2,035		Wtr. & Swr. RB, 4.75%, 6/15/36, FSA	2,012,798
1,385		Wtr. & Swr. RB, 4.75%, 6/15/37, FSA	1,365,347
2,150		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	1,923,648

		New York City Transl. Fin. Auth.,
235	[2]	Pub. Impvts. Income Tax RB, 5.00%, 11/01/11, AMBAC	249,328
5,765		Pub. Impvts. Income Tax RB, 5.00%, 5/01/30, AMBAC	5,872,287
500		Pub. Impvts. Misc. Tax RB, Ser. S-1, 5.00%, 7/15/31, FGIC	514,680

5,000		New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural History Proj., Ser. A, 5.00%, 7/01/44, MBIA	5,054,450

6,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	6,158,700

1,400		Schuyler Cnty. Human Svcs. Dev. Corp., Pub. Impvts. Lease Approp. RB, 5.00%, 5/01/32	1,410,584

10,000		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. E, 5.00%, 11/15/32, MBIA	10,108,800

2,500	[2]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	2,724,025

			139,873,505

Puerto Rico — 5.3%
		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth.,
4,000		Coll. & Univ. RB, Polytechnic Univ. of Puerto Rico Proj., Ser. A, 5.00%, 8/01/32, ACA	4,010,200
1,000		Univ. & Coll. Impvts. RB, Univ. Plaza Proj., Ser. A, 5.00%, 7/01/33, MBIA	1,008,600

			5,018,800

		Total Long-Term Investments (Cost — $143,335,844)	144,892,305

SHORT-TERM INVESTMENTS — 0.7%
New York — 0.7%
500	[3]	Met. Transp. Auth., RB, Ser. B, 3.90%, 9/06/07, FSA, FRWD	500,000

100	[3]	New York City Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. RB, Ser. C, 3.88%, 9/04/07, FRDD	100,000

			600,000

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	35

Portfolio of Investments as of August 31, 2007	BlackRock New York Insured Municipal Income Trust (BSE) (concluded)
(Percentages shown are based on Net Assets)

Shares		Description	Value

Money Market Fund — 0.0%
291	[4,5]	CMA New York Mun. Money Fund, 3.39%	$291

		Total Short-Term Investments (Cost — $600,291)	600,291

Total Investments — 154.3% (Cost — $143,936,1356)			$145,492,596
Other assets in excess of liabilities — 5.1%			4,827,418
Preferred shares at redemption value, including dividends payable — (59.4)%			(56,005,984)

Net Assets Applicable to Common Shareholders — 100%			$94,314,030

[1]	Security is collateralized by municipal or U.S. Treasury obligations.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2007.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of August 31, 2007.
[6]

Cost for federal income tax purposes is $143,945,843. The net unrealized appreciation on a tax basis is $1,546,753, consisting of $2,412,343 gross unrealized appreciation and $865,590 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.2% of the Trust’s managed assets.

ACA	— 4.7%
AMBAC	— 34.9%
CIFG	— 1.0%
FGIC	— 11.4%
FSA	— 9.9%
MBIA	— 24.7%
XLCA	— 5.6%

See Notes to Financial Statements.

36	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 152.0%
Multi-State — 6.7%
$2,500	[1,2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	$2,820,175

New York — 121.7%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
200	[3]	Ser. A, 7.00%, 5/01/25	166,902
130	[3]	Ser. A, 7.00%, 5/01/35	107,948

2,040		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.375%, 6/01/32	2,103,118

1,445		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	1,469,392

		Dorm. Auth.,
2,500		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.40%, 2/01/34	2,600,175
2,215	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.25%, 7/01/11	2,345,486
2,500		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.125%, 7/01/32, XLCA	2,536,675

		Dutchess Cnty. Indl. Dev. Agcy.,
500		Coll. & Univ. RB, Bard Coll. Proj., Ser. A2, 4.50%, 8/01/36	449,300
2,000	[4]	Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj., 5.35%, 8/01/11	2,142,840

2,750		Env. Facs. Corp., Misc. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	2,812,425

150		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	133,828

850		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	783,241

385		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	389,820

3,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/31	3,055,290

2,960		Mtg. Agcy., Local or Gtd. Hsg. RB, Ser. 101, 5.40%, 4/01/32, AMT	2,975,984

1,100		New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.375%, 2/15/26	1,114,509

2,500		New York City Hsg. Dev. Corp., Local Multi-Fam. Hsg. RB, Ser. A, 5.50%, 11/01/34, AMT	2,523,325

		New York City Indl. Dev. Agcy.,
600		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	573,738
1,250	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	1,418,237
1,000	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	1,146,990
250		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	255,407
1,000		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	1,021,070

Principal Amount (000)		Description	Value

New York (concluded)
		New York City Mun. Wtr. Fin. Auth.,
$250		Wtr. RB, Ser. A, 4.25%, 6/15/33	$226,100
2,500	[4]	Wtr. RB, Ser. A, 5.25%, 6/15/11, FGIC	2,644,025
650		Wtr. Util. Impvts. Wtr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	612,547

250		New York City Transl. Fin. Auth., Pub. Impvts. Misc. Tax RB, Ser. S-1, 5.00%, 7/15/31, FGIC	257,340

		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
2,750		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	2,796,365
2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	2,700,750

600		Schuyler Cnty. Human Svcs. Dev. Corp., Pub. Impvts. Lease Approp. RB, 5.00%, 5/01/32	604,536

		Suffolk Cnty. Indl. Dev. Agcy.,
260		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	241,691
500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	501,925

3,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	3,268,830

5,000	[4]	Urban Dev. Corp., Correctional Fac. Impvts. Income Tax RB, Ser. A, 5.25%, 3/15/12	5,337,350

			51,317,159

Puerto Rico — 23.6%
1,400		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	1,359,204

1,825		Comnwlth., Pub. Impvt. Fuel Sales Tax GO, Ser. A, 5.125%, 7/01/31	1,836,534

1,750	[4]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	1,887,637

1,500	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	1,600,590

2,000		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	443,620

		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
1,980	[4]	Ser. D, 5.25%, 7/01/12	2,104,681
720		Ser. D, 5.25%, 7/01/27	734,710

			9,966,976

		Total Long-Term Investments (Cost — $61,269,409)	64,104,310

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	37

Portfolio of Investments as of August 31, 2007	BlackRock New York Municipal Bond Trust (BQH) (concluded)
(Percentages shown are based on Net Assets)

Shares (000)		Description	Value

MONEY MARKET FUND — 1.2%
507	[6,7]	CMA New York Mun. Money Fund, 3.39% (Cost — $507,152)	$507,152

Total Investments — 153.2% (Cost — $61,776,5618)			$64,611,462
Other assets in excess of liabilities — 4.2%			1,754,817
Preferred shares at redemption value, including dividends payable — (57.4)%			(24,206,762)

Net Assets Applicable to Common Shareholders — 100%			$42,159,517

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 6.7% of its net assets, with a current market value of $2,820,175, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[3]	Illiquid security. As of August 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $274,850, in these securities.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[6]	Represents an investment in an affiliate.
[7]	Represents current yield as of August 31, 2007.
[8]

Cost for federal income tax purposes is $61,672,851. The net unrealized appreciation on a tax basis is $2,938,611, consisting of $3,372,443 gross unrealized appreciation and $433,832 gross unrealized depreciation.

See Notes to Financial Statements.

38	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 158.1%
Multi-State — 5.8%
		Charter Mac Equity Issuer Trust,
$500	[1,2]	Ser. A-4-1, 5.75%, 4/30/15	$529,485
1,000	[1,2]	Ser. A-4-2, 6.00%, 4/30/19	1,071,710
1,500	[1,2]	Ser. B-3-1, 6.00%, 4/30/15	1,577,385
1,000	[1,2]	Ser. B-3-2, 6.30%, 4/30/19	1,067,010

			4,245,590

New York — 142.5%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
345	[3]	Ser. A, 7.00%, 5/01/25	287,906
220	[3]	Ser. A, 7.00%, 5/01/35	182,681

1,500		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 8/01/30	1,518,315

4,000	[4]	City of New York, Recreational Fac. Impvts. Hotel Occupancy Tax GO, Ser. B, 5.75%, 12/01/11	4,329,800

1,710		Clarence Indl. Dev. Agcy., Indl. Impvts. RB, Bristol Vlg., Inc. Proj., 6.00%, 1/20/44	1,836,728

2,535		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	2,577,791

3,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, 5.00%, 11/15/35, AMBAC	3,060,480

		Dorm. Auth.,
2,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	2,046,560
1,500		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31, AMBAC	1,515,555
2,500		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	2,561,175
2,000		Univ. & Coll. Impvts. RB, Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	1,930,920
1,425		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/31, MBIA	1,444,238
250		Univ. & Coll. Impvts. RB, Sch. Dists. Fing. Proj., Ser. A, 5.00%, 10/01/35, FSA	256,565

4,000	[4]	Dutchess Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj., 5.35%, 8/01/11	4,285,680

		Energy Research & Dev. Auth.,
1,500		Natural Gas RB, Brooklyn Union Gas Co. Proj., Ser. A, 4.70%, 2/01/24, FGIC, AMT	1,459,935
5,500	[5]	Elec., Pwr. & Lt. Impvts. RB, Cons. Edison Co. Proj., 4.70%, 6/01/36, AMT	5,501,595

625		Essex Cnty. Indl. Dev. Agcy., Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26, AMT	619,863

250		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	223,048

3,250		Geneva Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	3,355,267

Principal Amount (000)		Description	Value

New York (concluded)
$385		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%, 8/01/34	$400,377

675		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	683,451

3,515		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 6/01/28, FSA	1,279,495

		Met. Transp. Auth.,
5,000		Misc. RB, Ser. A, 5.125%, 1/01/29	5,073,350
5,000		Trans. RB, Ser. A, 5.00%, 11/15/30	5,072,800
2,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	2,061,040

1,420		New York City Hsg. Dev. Corp., Local or Gtd. Hsg. RB, Ser. J-2, 4.75%, 11/01/27, AMT	1,344,058

		New York City Indl. Dev. Agcy.,
1,000		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	956,230
1,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	939,020
980		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 4.95%, 11/20/32	986,664
975		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 5.875%, 5/20/44	1,057,407
1,600	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	1,815,344
1,500	[5]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	1,720,485
1,500		Private Primary Schs. Lease RB, Lycee Francais de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	1,500,210
500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	510,815
1,750		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	1,769,407

		New York City Mun. Wtr. Fin. Auth.,
450		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	402,624
5,000		Wtr. RB, Ser. A, 5.125%, 6/15/34	5,087,700
1,100		Wtr. Util. Impvts. Wtr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	1,036,618

5,000	[4]	New York City Trans. Auth./Met. Transp. Auth. Triborough Brdg. & Tunl., Trans. Impvts. COP, Ser. A, 5.25%, 1/01/10, AMBAC	5,228,800

		New York City Transl. Fin. Auth.,
5,000		Income Tax RB, Ser. B, 5.00%, 11/01/27	5,083,850
500		Pub. Impvts. Misc. Tax RB, Ser. S-1, 5.00%, 7/15/31, FGIC	514,680
450		Sch. Impvts. Income Tax RB, Ser. S2, 4.25%, 1/15/34, FGIC	407,183
3,000		Sch. Impvts. Income Tax RB, Ser. S2, 4.50%, 1/15/31, FGIC	2,862,060

3,675		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines Proj., 9.125%, 12/01/15, AMT	3,817,406

		Suffolk Cnty. Indl. Dev. Agcy.,
450		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	418,311
2,500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	2,509,625

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	39

Portfolio of Investments as of August 31, 2007	BlackRock New York Municipal Income Trust II (BFY) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

New York (concluded)
$150		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. A, 5.00%, 1/01/32	$151,854

8,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	8,716,880

2,000		Urban Dev. Corp., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 3/15/35	2,041,500

			104,443,346

Puerto Rico — 9.8%
1,400		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	1,359,204

3,000		Comnwlth. Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/39, FGIC	3,265,590

2,000	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.375%, 7/01/12	2,145,080

5,000		Sales Tax Fing. Corp., Sales Tax RB, Ser. A, Zero Coupon, 8/01/54, AMBAC	437,600

			7,207,474

		Total Long-Term Investments (Cost — $113,006,412)	115,896,410

Shares (000)		Description	Value

MONEY MARKET FUND — 1.2%
911	[6,7]	CMA New York Mun. Money Fund, 3.39% (Cost — $910,875)	$910,875

Total Investments — 159.3% (Cost — $113,917,2878)			$116,807,285
Other assets in excess of liabilities — 1.6%			1,154,775
Preferred shares at redemption value, including dividends payable — (60.9)%			(44,659,787)

Net Assets Applicable to Common Shareholders — 100%			$73,302,273

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 5.8% of its net assets, with a current market value of $4,245,590, in securities restricted as to resale.

[2]

Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.

[3]	Illiquid security. As of August 31, 2007, the Trust held 0.6% of its net assets, with a current market value of $470,587, in these securities.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Variable rate security. Rate shown is interest rate as of August 31, 2007.
[6]	Represents an investment in an affiliate.
[7]	Represents current yield as of August 31, 2007.
[8]

Cost for federal income tax purposes is $113,754,193. The net unrealized appreciation on a tax basis is $3,053,092, consisting of $3,657,853 gross unrealized appreciation and $604,761 gross unrealized depreciation.

See Notes to Financial Statements.

40	ANNUAL REPORT	AUGUST 31, 2007

Portfolio of Investments as of August 31, 2007	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS — 153.8%
District of Columbia — 7.3%
		Met. Washington Arpts. Auth., Port, Arpt. & Marina Impvts. RB,
$1,500		Ser. A, 5.25%, 10/01/32, FGIC, AMT	$1,513,230
250		Ser. B, 5.00%, 10/01/34, FSA, AMT	247,535

			1,760,765

Multi-State — 7.0%
1,500	[1,2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	1,692,105

Puerto Rico — 5.3%
1,350		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.375%, 5/15/33	1,263,451

Virginia — 134.2%
1,435		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Pk. Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	1,467,072

2,150	[3]	Arlington Cnty. Ind. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys. Proj., 5.25%, 7/01/11	2,285,063

1,500		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.75%, 3/01/34	1,563,930

1,000		City of Hampton, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 4/01/20	1,035,920

3,000	[3]	City of Richmond, Natural Gas RB, 5.00%, 1/15/12, FSA	3,154,740

1,275		Cnty. of Prince William, Pub. Impvt. Lease Approp. RB, 5.00%, 12/01/21	1,304,096

		Coll. Bldg. Auth., Coll. & Univ. RB, Washington & Lee Univ. Proj.,
500		5.25%, 1/01/26, MBIA	544,435
1,000		5.25%, 1/01/31, MBIA	1,089,110

1,500	[4]	Danville Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	1,610,730

980		Dulles Town Ctr. Cmnty. Dev. Auth., Pub. Impvts. SA, Dulles Town Ctr. Proj., 6.25%, 3/01/26	999,923

1,000		Fairfax Cnty. Econ. Dev. Auth., Local or Gtd. Housing Retirment Facs. RB, Goodwin House, Inc. Proj., 5.125%, 10/01/37	905,720

1,205		Fairfax Cnty. Wtr. Auth., Wtr. RB, 5.00%, 4/01/27	1,223,171

1,500		Henrico Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	1,531,455

3,000		Hsg. Dev. Auth., Local Hsg. RB, Ser. H, 5.375%, 7/01/36, MBIA	3,059,550

1,300		Isle Wight Cnty. Indl. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.70%, 11/01/27, AMT	1,304,979

Principal Amount (000)		Description	Value

Virginia (concluded)
$1,500		Norfolk Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.125%, 7/01/31, FGIC	$1,520,505

500		Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.40%, 12/01/33	457,835

5,000	[3]	Pocahontas Pkwy. Assoc., Hwy. Imvpts. Hwy. Tolls RB, Ser. B, Zero Coupon, 8/15/08, ACA	2,195,050

1,000		Port Auth., Port, Arpt. & Marina Impvts. RB, 4.75%, 7/01/31, FGIC, AMT	955,960

		Recs. Auth., Wtr. Util. Impvts. Misc. RB,
1,500	[3]	Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	1,567,620
635		Infrastructure Proj., Ser. A, 5.125%, 5/01/27	649,142

1,250		Richmond Met. Auth., Hwy. Tolls RB, 5.25%, 7/15/22, FGIC	1,363,575

500		Stafford Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medicorp Hlth. Sys. Oblig. Proj., 5.25%, 6/15/37	500,306

			32,289,887

		Total Long-Term Investments (Cost — $35,369,022)	37,006,208

SHORT-TERM INVESTMENT — 0.8%
Virginia — 0.8%
200	[5]	Loudoun Cnty. Indl. Dev. Auth., Misc. RB, Howard Hughes Med. Inst. Proj., Ser. A, 3.94%, 9/04/07, FRDD (Cost — $200,000)	200,000

Total Investments — 154.6% (Cost — $35,569,0226)			$37,206,208
Other assets in excess of liabilities — 1.6%			373,397
Preferred shares at redemption value, including dividends payable — (56.2)%			(13,526,223)

Net Assets Applicable to Common Shareholders — 100%			$24,053,382

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2007, the Trust held 7.0% of its net assets, with a current market value of $1,692,105, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The Series is subject to remarketing on October 31, 2014, and is subject to mandatory redemption at maturity.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by municipal or U.S. Treasury obligations.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2007.

[6]

Cost for federal income tax purposes is $35,410,715. The net unrealized appreciation on a tax basis is $1,795,493, consisting of $2,029,070 gross unrealized appreciation and $233,577 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	41

Statements of Assets and Liabilities

As of August 31, 2007	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)
Assets
Investments at value, unaffiliated[1]	$611,269,695	$241,740,725	$546,233,383	$121,635,514
Investments at value, affiliated[2]	2,300,000	7,600,000	3,200,000	1,443,458
Investments in affiliates	68,119	29,455	61,418	11,465
Cash	68,266	26,970	98,761	4,319
Receivable from investments sold	19,422,935	—	55,000	—
Unrealized appreciation on forward starting swaps	—	—	—	—
Interest receivable	6,622,028	2,709,580	6,869,966	1,376,524
Other assets	10,289	3,462	5,915	5,067

	639,761,332	252,110,192	556,524,443	124,476,347

Liabilities
Payable for investments purchased	19,441,709	—	—	—
Unrealized depreciation on forward starting swaps	909,405	571,200	1,127,698	189,029
Dividends payable — common shares	1,598,438	872,778	1,752,206	306,051
Investment advisory fees payable	183,490	94,970	211,797	36,107
Deferred Trustees’ fees	68,119	29,455	61,418	11,465
Payable to affiliates	16,804	8,283	14,182	2,436
Officers’ and Trustees’ fees	18,619	9,056	16,581	3,651
Other accrued expenses	193,169	105,864	173,566	68,859

	22,429,753	1,691,606	3,357,448	617,598

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	229,056,339	90,519,031	205,604,086	46,520,704

Net Assets Applicable to Common Shareholders
Net Assets Applicable to Common Shareholders	$388,275,240	$159,899,555	$347,562,909	$77,338,045

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$26,204	$10,268	$23,055	$5,277
Paid-in capital in excess of par	371,940,567	145,997,139	327,681,400	74,816,734
Undistributed net investment income	1,975,165	1,070,603	661,477	361,764
Accumulated net realized gain (loss)	(3,359,199)	1,296,799	(5,134,917)	(717,736)
Net unrealized appreciation	17,692,503	11,524,746	24,331,894	2,872,006

Net assets applicable to common shareholders, August 31, 2007	$388,275,240	$159,899,555	$347,562,909	$77,338,045

Net asset value per common share[5]	$14.82	$15.57	$15.08	$14.66

[1] Investments at cost, unaffiliated	$592,667,787	$229,644,779	$520,773,791	$118,574,479
[2] Investments at cost, affiliated	$2,300,000	$7,600,000	$3,200,000	$1,443,458
[3] Preferred shares outstanding	9,159	3,620	8,222	1,860
[4] Par value per share	$0.001	$0.001	$0.001	$0.001
[5] Common shares outstanding	26,203,900	10,267,975	23,055,344	5,276,743

See Notes to Financial Statements.

42	ANNUAL REPORT	AUGUST 31, 2007

As of August 31, 2007	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Florida Insured Municipal Income Trust (BAF)	BlackRock Florida Municipal Bond Trust (BIE)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)
Assets
Investments at value, unaffiliated[1]	$81,023,245	$190,191,927	$198,598,445	$79,739,686	$47,638,163	$54,026,392
Investments at value, affiliated[2]	335,534	237	5,069,378	1,519,954	200,000	507,373
Investments in affiliates	13,985	17,802	19,194	11,584	13,826	14,780
Cash	8,071	88,374	59,542	63,193	58,354	75,531
Receivable from investments sold	—	10,300	—	60,275	—	452,181
Unrealized appreciation on forward starting swaps	—	—	—	—	—	33,134
Interest receivable	1,011,066	2,565,443	2,672,263	1,146,266	625,886	642,688
Other assets	2,844	2,560	5,299	2,837	148	174

	82,394,745	192,876,643	206,424,121	82,543,795	48,536,377	55,752,253

Liabilities
Payable for investments purchased	—	—	1,376,478	1,019,750	—	—
Unrealized depreciation on forward starting swaps	65,981	588,107	114,722	—	—	—
Dividends payable — common shares	260,815	523,614	506,575	258,850	145,014	180,071
Investment advisory fees payable	27,737	73,489	58,793	27,407	16,482	18,803
Deferred Trustees’ fees	13,985	17,802	19,194	11,584	13,826	14,780
Payable to affiliates	2,390	4,281	5,264	3,422	1,285	1,282
Officers’ and Trustees’ fees	2,882	5,968	6,871	2,852	2,300	3,035
Other accrued expenses	52,455	95,942	88,525	54,750	53,485	54,704

	426,245	1,309,203	2,176,422	1,378,615	232,392	272,675

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	29,985,266	71,964,487	76,032,902	29,781,527	18,001,924	20,233,645

Net Assets Applicable to Common Shareholders
Net Assets Applicable to Common Shareholders	$51,983,234	$119,602,953	$128,214,797	$51,383,653	$30,302,061	$35,245,933

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$3,387	$7,994	$8,734	$3,327	$2,032	$2,292
Paid-in capital in excess of par	48,054,849	113,407,180	123,914,893	47,134,375	28,782,073	32,475,123
Undistributed net investment income	464,798	408,630	743,508	682,831	409,493	546,926
Accumulated net realized gain (loss)	(504,529)	(3,585,781)	(352,577)	(565,317)	(27,009)	28,734
Net unrealized appreciation	3,964,729	9,364,930	3,900,239	4,128,437	1,135,472	2,192,858

Net assets applicable to common shareholders, August 31, 2007	$51,983,234	$119,602,953	$128,214,797	$51,383,653	$30,302,061	$35,245,933

Net asset value per common share[5]	$15.35	$14.96	$14.68	$15.45	$14.91	$15.38

[1] Investments at cost, unaffiliated	$76,992,535	$180,238,890	$194,583,484	$75,611,249	$46,502,691	$51,866,668
[2] Investments at cost, affiliated	$335,534	$237	$5,069,378	$1,519,954	$200,000	$507,373
[3] Preferred shares outstanding	1,199	2,878	3,040	1,191	720	809
[4] Par value per share	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
[5] Common shares outstanding	3,387,200	7,994,101	8,734,048	3,326,784	2,032,438	2,291,514

ANNUAL REPORT	AUGUST 31, 2007	43

Statements of Assets and Liabilities (concluded)

As of August 31, 2007	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets
Investments at value, unaffiliated[1]	$145,492,305	$64,104,310	$115,896,410	$37,206,208
Investments at value, affiliated[2]	291	507,152	910,875	—
Investments in affiliates	11,714	12,956	13,625	12,017
Cash	64,033	70,596	24,068	23,576
Receivable from investments sold	8,985,746	1,154,060	2,251,164	—
Unrealized appreciation on forward starting swaps	143,280	—	—	—
Interest receivable	1,573,727	829,759	1,351,500	517,053
Other assets	5,176	2,798	1,344	115

	156,276,272	66,681,631	120,448,986	37,758,969

Liabilities
Payable for investments purchased	5,442,953	—	1,785,171	—
Unrealized depreciation on forward starting swaps	—	9,485	247,665	—
Dividends payable — common shares	375,247	211,237	308,715	111,877
Investment advisory fees payable	44,808	23,122	45,012	12,787
Deferred Trustees’ fees	11,714	12,956	13,625	12,017
Payable to affiliates	2,861	1,882	2,726	1,224
Officers’ and Trustees’ fees	4,419	3,322	3,496	2,115
Other accrued expenses	74,256	53,348	80,516	39,344

	5,956,258	315,352	2,486,926	179,364

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	56,005,984	24,206,762	44,659,787	13,526,223

Net Assets Applicable to Common Shareholders
Net Assets Applicable to Common Shareholders	$94,314,030	$42,159,517	$73,302,273	$24,053,382

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$6,470	$2,740	$4,939	$1,545
Paid-in capital in excess of par	91,773,953	38,863,530	70,034,543	21,898,154
Undistributed net investment income	707,837	491,078	570,449	562,297
Accumulated net realized gain (loss)	126,029	(23,247)	50,009	(45,800)
Net unrealized appreciation	1,699,741	2,825,416	2,642,333	1,637,186

Net assets applicable to common shareholders, August 31, 2007	$94,314,030	$42,159,517	$73,302,273	$24,053,382

Net asset value per common share[5]	$14.58	$15.39	$14.84	$15.57

[1] Investments at cost, unaffiliated	$143,935,844	$61,269,409	$113,006,412	$35,569,022
[2] Investments at cost, affiliated	$291	$507,152	$910,875	$—
[3] Preferred shares outstanding	2,240	968	1,786	541
[4] Par value per share	$0.001	$0.001	$0.001	$0.001
[5] Common shares outstanding	6,469,766	2,739,814	4,939,433	1,544,664

See Notes to Financial Statements.

44	ANNUAL REPORT	AUGUST 31, 2007

Statements of Operations

For the Year Ended August 31, 2007	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)

Investment Income
Interest income	$30,292,934	$13,606,336	$30,255,656	$5,907,957
Dividend income from investments in affiliates	44,595	123,042	72,201	43,458
Income from affiliates	3,846	1,579	3,312	470

Total investment income	30,341,375	13,730,957	30,331,169	5,951,885

Expenses
Investment advisory	3,491,774	1,644,178	3,134,070	698,293
Transfer agent	15,223	13,704	13,685	11,167
Custodian	116,939	77,345	115,414	39,974
Reports to shareholders	85,087	37,686	80,530	18,010
Trustees	35,973	18,187	35,266	9,658
Registration	14,664	14,799	6,413	14,598
Independent accountants	41,570	33,363	40,895	36,334
Legal	35,685	15,959	31,444	10,997
Officers’ fees	9,496	3,911	8,501	1,891
Insurance	34,619	14,057	31,038	6,909
Auction agent	592,498	237,661	547,676	123,349
Deferred Trustees’ fees	3,846	1,579	3,312	470
Miscellaneous	53,221	30,687	45,952	25,156

Total expenses excluding interest expense	4,530,595	2,143,116	4,094,196	996,806
Interest expense	988	424	913	1,613

Total expenses	4,531,583	2,143,540	4,095,109	998,419
Less Investment Advisory fees waived	(1,269,730)	(730,940)	(831,200)	(253,925)
Less fees waived by Advisor	(629)	(1,681)	(765)	(5,463)
Less fees paid indirectly	(7,489)	(12,912)	(5,949)	(13,181)

Net expenses	3,253,735	1,398,007	3,257,195	725,850

Net investment income	27,087,640	12,332,950	27,073,974	5,226,035

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	37,354	1,293,315	1,224,180	320,402
Swaps	(1,910,016)	(704,015)	(832,545)	(224,767)

	(1,872,662)	589,300	391,635	95,635

Net change in unrealized appreciation/depreciation on:
Investments	(16,283,810)	(7,088,811)	(15,616,320)	(3,305,256)
Swaps	282,751	(147,836)	(143,743)	69,025

	(16,001,059)	(7,236,647)	(15,760,063)	(3,236,231)

Net loss	(17,873,721)	(6,647,347)	(15,368,428)	(3,140,596)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(7,245,982)	(3,249,713)	(7,322,276)	(1,502,001)
Net realized gains	(499,767)	—	—	—

Total dividends and distributions	(7,745,749)	(3,249,713)	(7,322,276)	(1,502,001)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,468,170	$2,435,890	$4,383,270	$583,438

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	45

Statements of Operations (concluded)

For the Year Ended August 31, 2007	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Florida Insured Municipal Income Trust (BAF)	BlackRock Florida Municipal Bond Trust (BIE)

Investment Income
Interest income	$4,316,638	$9,764,675	$9,911,155	$4,316,930
Dividend income from investments in affiliates	35,534	237	69,378	19,954
Income from affiliates	493	937	1,073	331

Total investment income	4,352,665	9,765,849	9,981,606	4,337,215

Expenses
Investment advisory	537,043	1,088,165	1,144,375	527,952
Transfer agent	12,968	13,171	13,317	12,755
Custodian	28,925	64,831	60,405	28,022
Reports to shareholders	13,463	26,444	30,049	13,862
Trustees	8,932	12,892	13,344	5,792
Registration	14,601	1,953	14,607	14,601
Independent accountants	34,960	37,126	37,158	35,079
Legal	6,519	15,158	15,851	5,816
Officers’ fees	1,271	2,925	3,136	1,257
Insurance	4,595	10,763	11,359	4,528
Auction agent	79,164	196,816	197,183	83,027
Deferred Trustees’ fees	493	937	1,073	331
Miscellaneous	23,293	28,271	29,034	23,288

Total expenses excluding interest expense	766,227	1,499,452	1,570,891	756,310
Interest expense	—	424	596	—

Total expenses	766,227	1,499,876	1,571,487	756,310
Less Investment Advisory fees waived	(238,769)	(288,607)	(416,136)	(234,730)
Less fees waived by Advisor	(4,490)	(39)	(10,861)	(2,959)
Less fees paid indirectly	(12,674)	(14,078)	(14,326)	(10,578)

Net expenses	510,294	1,197,152	1,130,164	508,043

Net investment income	3,842,371	8,568,697	8,851,442	3,829,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	549,045	1,114,541	885,993	(105,704)
Swaps	(335,875)	(133,097)	(984,020)	(389,306)

	213,170	981,444	(98,027)	(495,010)

Net change in unrealized appreciation/depreciation on:
Investments	(3,137,513)	(6,797,194)	(5,097,891)	(1,867,848)
Swaps	87,464	(170,448)	243,468	119,266

	(3,050,049)	(6,967,642)	(4,854,423)	(1,748,582)

Net loss	(2,836,879)	(5,986,198)	(4,952,450)	(2,243,592)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(1,013,230)	(2,374,847)	(2,711,706)	(1,065,086)
Net realized gains	—	—	—	—

Total dividends and distributions	(1,013,230)	(2,374,847)	(2,711,706)	(1,065,086)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(7,738)	$207,652	$1,187,286	$520,494

See Notes to Financial Statements.

46	ANNUAL REPORT	AUGUST 31, 2007

For the Year Ended August 31, 2007	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Income
Interest income	$2,531,868	$3,009,126	$7,303,649	$3,542,061	$6,034,297	$1,983,675
Dividend income from investments in affiliates	5,551	7,373	291	7,152	10,875	—
Income from affiliates	459	494	433	458	587	375

Total investment income	2,537,878	3,016,993	7,304,373	3,549,671	6,045,759	1,984,050

Expenses
Investment advisory	318,581	366,110	849,504	431,517	665,501	245,485
Transfer agent	12,769	12,786	13,246	12,793	13,010	12,788
Custodian	26,709	28,692	42,422	27,711	43,615	26,785
Reports to shareholders	10,956	11,354	24,216	12,302	18,887	8,929
Trustees	6,387	5,569	8,025	6,443	8,313	6,216
Registration	596	665	14,581	14,602	1,014	449
Independent accountants	34,652	34,676	36,659	34,875	36,007	23,072
Legal	7,735	5,810	16,091	5,858	10,985	7,775
Officers’ fees	741	862	2,307	1,031	1,793	588
Insurance	2,732	3,133	8,428	3,688	6,592	2,100
Auction agent	49,181	54,757	147,124	64,705	120,127	37,952
Deferred Trustees’ fees	459	494	433	458	587	375
Miscellaneous	22,240	21,976	27,194	22,584	25,184	21,971

Total expenses excluding interest expense	493,738	546,884	1,190,230	638,567	951,615	394,485
Interest expense	—	—	958	—	—	—

Total expenses	493,738	546,884	1,191,188	638,567	951,615	394,485
Less Investment Advisory fees waived	(141,657)	(162,784)	(308,911)	(191,827)	(176,477)	(109,142)
Less fees waived by Advisor	(70)	(1,032)	—	(894)	(1,298)	—
Less fees paid indirectly	(10,705)	(12,461)	(10,352)	(10,890)	(11,417)	(13,648)

Net expenses	341,306	370,607	871,925	434,956	762,423	271,695

Net investment income	2,196,572	2,646,386	6,432,448	3,114,715	5,283,336	1,712,355

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	198,876	252,622	949,642	501,223	205,701	149,358
Swaps	(235,833)	(370,818)	(847,042)	(267,442)	(106,448)	(161,240)

	(36,957)	(118,196)	102,600	233,781	99,253	(11,882)

Net change in unrealized appreciation/depreciation on:
Investments	(2,066,485)	(2,039,751)	(5,283,033)	(1,865,591)	(3,348,764)	(1,108,869)
Swaps	75,687	138,975	411,126	85,003	(67,370)	65,174

	(1,990,798)	(1,900,776)	(4,871,907)	(1,780,588)	(3,416,134)	(1,043,695)

Net loss	(2,027,755)	(2,018,972)	(4,769,307)	(1,546,807)	(3,316,881)	(1,055,577)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(620,925)	(668,039)	(1,663,594)	(788,847)	(1,477,497)	(422,739)
Net realized gains	(724)	—	(114,611)	—	—	(26,231)

Total dividends and distributions	(621,649)	(668,039)	(1,778,205)	(788,847)	(1,477,497)	(448,970)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(452,832)	$(40,625)	$(115,064)	$779,061	$488,958	$207,808

ANNUAL REPORT	AUGUST 31, 2007	47

Statements of Changes in Net Assets
For the years ended August 31, 2007 and 2006

	BlackRock Insured Municipal Income Trust (BYM)		BlackRock Municipal Bond Trust (BBK)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006
Operations:
Net investment income	$27,087,640	$26,984,919	$12,332,950	$12,404,175
Net realized gain (loss)	(1,872,662)	2,922,771	589,300	3,892,279
Net change in unrealized appreciation/depreciation	(16,001,059)	(5,245,337)	(7,236,647)	(2,036,069)
Dividends and distributions to preferred shareholders from:
Net investment income	(7,245,982)	(6,755,122)	(3,249,713)	(2,574,142)
Net realized gains	(499,767)	—	—	(231,342)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	1,468,170	17,907,231	2,435,890	11,454,901

Dividends and Distributions to Common Shareholders from:
Net investment income	(19,181,250)	(19,628,929)	(10,527,094)	(10,542,723)
Net realized gains	(1,349,789)	—	—	(926,334)

Total dividends and distributions	(20,531,039)	(19,628,929)	(10,527,094)	(11,469,057)

Capital Share Transactions:
Reinvestment of common dividends	—	419,066	1,095,893	1,045,811

Total increase (decrease)	(19,062,869)	(1,302,632)	(6,995,311)	1,031,655

Net Assets Applicable to Common Shareholders
Beginning of year	407,338,109	408,640,741	166,894,866	165,863,211

End of year	$388,275,240	$407,338,109	$159,899,555	$166,894,866

End of year undistributed net investment income	$1,975,165	$1,315,035	$1,070,603	$2,514,483

	BlackRock Municipal Income Trust II (BLE)		BlackRock California Insured Municipal Income Trust (BCK)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006
Operations:
Net investment income	$27,073,974	$27,132,544	$5,226,035	$5,193,317
Net realized gain (loss)	391,635	7,808,346	95,635	1,094,689
Net change in unrealized appreciation/depreciation	(15,760,063)	(4,201,140)	(3,236,231)	(1,142,339)
Dividends and distributions to preferred shareholders from:
Net investment income	(7,322,276)	(6,317,513)	(1,502,001)	(1,289,460)
Net realized gains	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	4,383,270	24,422,237	583,438	3,856,207

Dividends and Distributions to Common Shareholders from:
Net investment income	(21,511,812)	(22,977,915)	(3,672,302)	(3,761,809)
Net realized gains	—	—	—	—

Total dividends and distributions	(21,511,812)	(22,977,915)	(3,672,302)	(3,761,809)

Capital Share Transactions:
Reinvestment of common dividends	2,083,908	2,143,077	8,887	34,661

Total increase (decrease)	(15,044,634)	3,587,399	(3,079,977)	129,059

Net Assets Applicable to Common Shareholders
Beginning of year	362,607,543	359,020,144	80,418,022	80,288,963

End of year	$347,562,909	$362,607,543	$77,338,045	$80,418,022

End of year undistributed net investment income	$661,477	$2,421,627	$361,764	$310,034

See Notes to Financial Statements.

48	ANNUAL REPORT	AUGUST 31, 2007

Increase (Decrease) in Net Assets Applicable to Common Shareholders	BlackRock California Municipal Bond Trust (BZA)		BlackRock California Municipal Income Trust II (BCL)		BlackRock Florida Insured Municipal Income Trust (BAF)		BlackRock Florida Municipal Bond Trust (BIE)

	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$3,842,371	$3,856,991	$8,568,697	$8,636,789	$8,851,442	$8,891,830	$3,829,172	$3,875,241
Net realized gain (loss)	213,170	579,065	981,444	1,752,542	(98,027)	1,645,015	(495,010)	542,590
Net change in unrealized appreciation/depreciation	(3,050,049)	(48,209)	(6,967,642)	(525,041)	(4,854,423)	(2,224,194)	(1,748,582)	(710,343)
Dividends and distributions to preferred shareholders from:
Net investment income	(1,013,230)	(876,737)	(2,374,847)	(1,983,073)	(2,711,706)	(2,277,559)	(1,065,086)	(906,591)
Net realized gains	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(7,738)	3,511,110	207,652	7,881,217	1,187,286	6,035,092	520,494	2,800,897

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,174,041)	(3,209,548)	(6,279,091)	(6,275,960)	(6,078,895)	(6,227,177)	(3,101,757)	(3,093,699)
Net realized gains	—	—	—	—	—	—	—	—

Total dividends and distributions	(3,174,041)	(3,209,548)	(6,279,091)	(6,275,960)	(6,078,895)	(6,227,177)	(3,101,757)	(3,093,699)

Capital Share Transactions:
Reinvestment of common dividends	363,722	234,330	149,378	—	—	77,965	166,535	101,681

Total increase (decrease)	(2,818,057)	535,892	(5,922,061)	1,605,257	(4,891,609)	(114,120)	(2,414,728)	(191,121)

Net Assets Applicable to Common Shareholders
Beginning of year	54,801,291	54,265,399	125,525,014	123,919,757	133,106,406	133,220,526	53,798,381	53,989,502

End of year	$51,983,234	$54,801,291	$119,602,953	$125,525,014	$128,214,797	$133,106,406	$51,383,653	$53,798,381

End of year undistributed net investment income	$464,798	$809,715	$408,630	$493,877	$743,508	$682,745	$682,831	$1,020,513

Increase (Decrease) in Net Assets Applicable to Common Shareholders	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock New Jersey Municipal Bond Trust (BLJ)		BlackRock New York Insured Municipal Income Trust (BSE)		BlackRock New York Municipal Bond Trust (BQH)

	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$2,196,572	$2,169,137	$2,646,386	$2,654,971	$6,432,448	$6,480,361	$3,114,715	$3,079,389
Net realized gain (loss)	(36,957)	364,521	(118,196)	526,070	102,600	1,038,354	233,781	401,202
Net change in unrealized appreciation/depreciation	(1,990,798)	(524,780)	(1,900,776)	(144,958)	(4,871,907)	(1,122,849)	(1,780,588)	(478,013)
Dividends and distributions to preferred shareholders from:
Net investment income	(620,925)	(533,685)	(668,039)	(548,600)	(1,663,594)	(1,540,963)	(788,847)	(688,573)
Net realized gains	(724)	—	—	(37,909)	(114,611)	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(452,832)	1,475,193	(40,625)	2,449,574	(115,064)	4,854,903	779,061	2,314,005

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,736,982)	(1,729,913)	(2,156,474)	(2,145,616)	(4,502,953)	(4,612,545)	(2,525,696)	(2,505,339)
Net realized gains	(2,108)	—	—	(145,350)	(322,647)	—	—	—

Total dividends and distributions	(1,739,090)	(1,729,913)	(2,156,474)	(2,290,966)	(4,825,600)	(4,612,545)	(2,525,696)	(2,505,339)

Capital Share Transactions:
Reinvestment of common dividends	140,320	116,586	180,298	176,459	—	158,868	364,660	272,447

Total increase (decrease)	(2,051,602)	(138,134)	(2,016,801)	335,067	(4,940,664)	401,226	(1,381,975)	81,113

Net Assets Applicable to Common Shareholders
Beginning of year	32,353,663	32,491,797	37,262,734	36,927,667	99,254,694	98,853,468	43,541,492	43,460,379

End of year	$30,302,061	$32,353,663	$35,245,933	$37,262,734	$94,314,030	$99,254,694	$42,159,517	$43,541,492

End of year undistributed net investment income	$409,493	$571,337	$546,926	$725,060	$707,837	$442,039	$491,078	$691,759

ANNUAL REPORT	AUGUST 31, 2007	49

Statements of Changes in Net Assets (concluded) For the years ended August 31, 2007 and 2006

Increase in (Decrease) Net Assets Applicable to Common Shareholders	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)

	2007	2006	2007	2006
Operations:
Net investment income	$5,283,336	$5,213,375	$1,712,355	$1,690,588
Net realized gain (loss)	99,253	840,244	(11,882)	372,142
Net change in unrealized appreciation/depreciation	(3,416,134)	(102,448)	(1,043,695)	(334,498)
Dividends and distributions to preferred shareholders from:
Net investment income	(1,477,497)	(1,240,545)	(422,739)	(396,092)
Net realized gains	—	—	(26,231)	—

Net increase in net assets applicable to common shareholders resulting from operations	488,958	4,710,626	207,808	1,332,140

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,607,277)	(3,510,658)	(1,338,699)	(1,331,262)
Net realized gains	—	—	(80,656)	—

Total dividends and distributions	(3,607,277)	(3,510,658)	(1,419,355)	(1,331,262)

Capital Share Transactions:
Reinvestment of common dividends	27,341	—	167,940	130,321

Total increase (decrease)	(3,090,978)	1,199,968	(1,043,607)	131,199

Net Assets Applicable to Common Shareholders
Beginning of year	76,393,251	75,193,283	25,096,989	24,965,790

End of year	$73,302,273	$76,393,251	$24,053,382	$25,096,989

End of year undistributed net investment income	$570,449	$380,563	$562,297	$611,639

See Notes to Financial Statements.

50	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock Insured Municipal Income Trust (BYM)

					For the Period October 31, 2002[1] through August 31,
	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of period	$15.54	$15.61	$14.62	$13.64	$14.33 [2]

Investment operations:
Net investment income	1.03	1.03	1.03	1.06	0.83
Net realized and unrealized gain (loss)	(0.67)	(0.09)	1.07	0.94	(0.62)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.28)	(0.26)	(0.17)	(0.08)	(0.07)
Net realized gains	(0.02)	—	—	—	—

Net increase from investment operations	0.06	0.68	1.93	1.92	0.14

Dividends and distributions to common shareholders from:
Net investment income	(0.73)	(0.75)	(0.94)	(0.94)	(0.70)
Net realized gains	(0.05)	—	—	—	—

Total dividends and distributions	(0.78)	(0.75)	(0.94)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.10)

Total capital charges	—	—	—	—	(0.13)

Net asset value, end of period	$14.82	$15.54	$15.61	$14.62	$13.64

Market price, end of period	$14.35	$14.65	$15.43	$13.97	$13.51

Total Investment Returns:[3]
At net asset value	0.48%	4.92%	13.77%	14.61%	0.03%

At market value	3.20%	0.07%	17.69%	10.57%	(5.39)%

Ratios to Average Net Assets of Common Shareholders:[4]
Expenses after fees waived and paid indirectly	0.80%	0.84%	0.83%	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.80%	0.84%	0.83%	0.84%	0.79%[5]
Expenses before fees waived and paid indirectly	1.12%	1.18%	1.15%	1.16%	1.10%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.67%	6.75%	6.83%	7.30%	6.95%[5]
Preferred share dividends from net investment income	1.79%	1.69%	1.09%	0.57%	0.55%[5]
Net investment income available to common shareholders	4.88%	5.06%	5.74%	6.73%	6.40%[5]

Supplemental Data:
Average net assets of common shareholders (000)	$405,890	$399,904	$394,876	$380,007	$372,269
Portfolio turnover	17%	60%	57%	57%	46%
Net assets applicable to common shareholders, end of period (000)	$388,275	$407,338	$408,641	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$67,402	$69,485	$69,622	$66,739	$63,919

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	51

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Year Ended August 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance:
Net asset value, beginning of year	$16.35	$16.36	$15.00	$14.12	$14.76

Investment operations:
Net investment income	1.20	1.21	1.21	1.25	1.28
Net realized and unrealized gain (loss)	(0.63)	0.18	1.36	0.74	(0.74)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.32)	(0.25)	(0.17)	(0.08)	(0.10)
Net realized gains	—	(0.02)	—	—	(0.01)

Net increase from investment operations	0.25	1.12	2.40	1.91	0.43

Dividends and distributions to common shareholders from:
Net investment income	(1.03)	(1.04)	(1.04)	(1.04)	(1.02)
Net realized gains	—	(0.09)	—	—	(0.05)

Total dividends and distributions	(1.03)	(1.13)	(1.04)	(1.04)	(1.07)

Capital changes with respect to issuance of preferred shares	—	—	—	0.01	—

Net asset value, end of year	$15.57	$16.35	$16.36	$15.00	$14.12

Market price, end of year	$16.50	$17.89	$17.18	$14.61	$13.66

Total Investment Returns:[1]
At net asset value	1.09%	7.18%	16.63%	14.01%	3.17%

At market value	(2.09)%	11.55%	25.75%	14.87%	(1.20)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	0.83%	0.86%	0.87%	0.89%	0.91%
Expenses after fees waived and before fees paid indirectly	0.84%	0.88%	0.88%	0.90%	0.92%
Expenses before fees waived and paid indirectly	1.28%	1.37%	1.35%	1.37%	1.41%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.36%	7.58%	7.73%	8.28%	8.66%
Preferred share dividends from net investment income	1.94%	1.57%	1.08%	0.55%	0.67%
Net investment income available to common shareholders	5.42%	6.01%	6.65%	7.73%	7.99%

Supplemental Data:
Average net assets of common shareholders (000)	$167,464	$163,727	$158,814	$152,200	$148,670
Portfolio turnover	14%	85%	70%	65%	21%
Net assets applicable to common shareholders, end of year (000)	$159,900	$166,895	$165,863	$151,892	$142,951
Preferred shares value outstanding, end of year (000)	$90,500	$90,500	$90,500	$90,500	$90,500
Asset coverage per preferred share, end of year	$69,176	$71,114	$70,824	$66,963	$64,491

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

52	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Year Ended August 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance:
Net asset value, beginning of year	$15.82	$15.75	$14.34	$13.28	$14.40

Investment operations:
Net investment income	1.17	1.18	1.20	1.20	1.14
Net realized and unrealized gain (loss)	(0.66)	0.18	1.38	0.95	(1.06)
Dividends to preferred shareholders from net investment income	(0.32)	(0.28)	(0.17)	(0.09)	(0.10)

Net increase (decrease) from investment operations	0.19	1.08	2.41	2.06	(0.02)

Dividends to common shareholders from net investment income	(0.93)	(1.01)	(1.00)	(1.00)	(1.00)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.10)

Net asset value, end of year	$15.08	$15.82	$15.75	$14.34	$13.28

Market price, end of year	$15.05	$17.22	$15.73	$13.92	$13.11

Total Investment Returns:[1]
At net asset value	1.02%	7.04%	17.56%	16.09%	(0.81)%

At market value	(7.38)%	16.66%	20.95%	14.15%	(6.00)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	0.89%	0.94%	0.93%	0.95%	0.92%
Expenses after fees waived and before fees paid indirectly	0.90%	0.94%	0.93%	0.95%	0.93%
Expenses before fees waived and paid indirectly	1.12%	1.18%	1.17%	1.20%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.43%	7.66%	8.00%	8.37%	8.15%
Preferred share dividends from net investment income	2.01%	1.78%	1.15%	0.61%	0.69%
Net investment income available to common shareholders	5.42%	5.88%	6.85%	7.76%	7.46%

Supplemental Data:
Average net assets of common shareholders (000)	$364,278	$354,032	$342,827	$325,680	$318,014
Portfolio turnover	12%	68%	49%	64%	118%
Net assets applicable to common shareholders, end of year (000)	$347,563	$362,608	$359,020	$326,770	$302,337
Preferred shares value outstanding, end of year (000)	$205,550	$205,550	$205,550	$205,550	$205,550
Asset coverage per preferred share, end of year	$67,279	$69,110	$68,672	$64,747	$61,774

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	53

Financial Highlights	BlackRock California Insured Municipal Income Trust (BCK)

					For the Period October 31, 2002[1] through August 31,

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of period	$15.24	$15.22	$14.01	$13.09	$14.33 [2]

Investment operations:
Net investment income	0.99	0.98	0.99	1.02	0.79
Net realized and unrealized gain (loss)	(0.59)	(0.01)	1.27	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.28)	(0.24)	(0.15)	(0.08)	(0.06)

Net increase (decrease) from investment operations	0.12	0.73	2.11	1.83	(0.42)

Dividends and distributions to common shareholders from:
Net investment income	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	(0.01)	—

Total dividends and distributions	(0.70)	(0.71)	(0.90)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.12)

Total capital charges	—	—	—	—	(0.15)

Net asset value, end of period	$14.66	$15.24	$15.22	$14.01	$13.09

Market price, end of period	$14.30	$14.61	$16.08	$14.00	$13.01

Total Investment Returns:[3]
At net asset value	0.76%	5.22%	15.62%	14.34%	(4.11)%

At market value	2.52%	(4.53)%	22.24%	14.97%	(8.98)%

Ratios to Average Net Assets of Common Shareholders:[4]
Expenses after fees waived and paid indirectly	0.90%	0.95%	0.97%	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.92%	0.97%	0.98%	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.24%	1.28%	1.30%	1.32%	1.27%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.50%	6.58%	6.72%	7.26%	6.69%[5]
Preferred share dividends from net investment income	1.87%	1.63%	1.04%	0.54%	0.50%[5]
Net investment income available to common shareholders	4.63%	4.95%	5.68%	6.72%	6.19%[5]

Supplemental Data:
Average net assets of common shareholders (000)	$80,462	$78,877	$77,283	$73,679	$74,302
Portfolio turnover	28%	20%	16%	4%	41%
Net assets applicable to common shareholders, end of period (000)	$77,338	$80,418	$80,289	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500	$46,500	$46,500	$46,500
Asset coverage per preferred share, end of period	$66,591	$68,241	$68,170	$64,691	$62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

54	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock California Municipal Bond Trust (BZA)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$16.28	$16.19	$14.67	$13.71	$14.87

Investment operations:
Net investment income	1.13	1.14	1.13	1.15	1.18
Net realized and unrealized gain (loss)	(0.82)	0.17	1.50	0.92	(1.21)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.30)	(0.26)	(0.15)	(0.07)	(0.09)
Net realized gains	—	—	—	(0.01)	(0.01)

Net increase (decrease) from investment operations	0.01	1.05	2.48	1.99	(0.13)

Dividends and distributions to common shareholders from:
Net investment income	(0.94)	(0.96)	(0.96)	(0.96)	(0.94)
Net realized gains	—	—	—	(0.07)	(0.08)

Total dividends and distributions	(0.94)	(0.96)	(0.96)	(1.03)	(1.02)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$15.35	$16.28	$16.19	$14.67	$13.71

Market price, end of year	$16.50	$18.05	$16.33	$13.90	$13.15

Total Investment Returns:[1]
At net asset value	(0.33)%	6.71%	17.71%	15.20%	(0.76)%

At market value	(3.37)%	17.30%	25.31%	13.80%	(2.92)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	0.94%	0.96%	1.00%	1.06%	1.06%
Expenses after fees waived and before fees paid indirectly	0.96%	0.98%	1.03%	1.07%	1.06%
Expenses before fees waived and paid indirectly	1.41%	1.45%	1.50%	1.55%	1.54%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.08%	7.20%	7.30%	7.87%	7.99%
Preferred share dividends from net investment income	1.87%	1.64%	0.98%	0.49%	0.58%
Net investment income available to common shareholders	5.21%	5.56%	6.32%	7.38%	7.41%

Supplemental Data:
Average net assets of common shareholders (000)	$54,288	$53,556	$51,898	$48,928	$49,107
Portfolio turnover	21%	16%	22%	24%	22%
Net assets applicable to common shareholders, end of year (000)	$51,983	$54,801	$54,265	$49,145	$45,940
Preferred shares value outstanding, end of year (000)	$29,975	$29,975	$29,975	$29,975	$29,975
Asset coverage per preferred share, end of year	$68,364	$70,714	$70,263	$65,990	$63,318

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	55

Financial Highlights	BlackRock California Municipal Income Trust II (BCL)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$15.72	$15.52	$13.77	$12.76	$14.42

Investment operations:
Net investment income	1.07	1.08	1.09	1.09	1.02
Net realized and unrealized gain (loss)	(0.74)	0.16	1.75	0.97	(1.51)
Dividends to preferred shareholders from net investment income	(0.30)	(0.25)	(0.15)	(0.08)	(0.09)

Net increase (decrease) from investment operations	0.03	0.99	2.69	1.98	(0.58)

Dividends to common shareholders from net investment income	(0.79)	(0.79)	(0.94)	(0.97)	(0.97)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.11)

Net asset value, end of year	$14.96	$15.72	$15.52	$13.77	$12.76

Market price, end of year	$14.44	$15.40	$14.26	$13.71	$13.01

Total Investment Returns:[1]
At net asset value	0.09%	6.93%	20.38%	15.94%	(4.98)%

At market value	(1.38)%	14.01%	11.09%	13.21%	(6.94)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	0.95%	0.98%	1.01%	1.05%	0.97%
Expenses after fees waived and before fees paid indirectly	0.96%	1.00%	1.02%	1.05%	0.99%
Expenses before fees waived and paid indirectly	1.19%	1.24%	1.26%	1.30%	1.23%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.81%	7.06%	7.46%	7.97%	7.38%
Preferred share dividends from net investment income	1.89%	1.62%	1.00%	0.58%	0.63%
Net investment income available to common shareholders	4.92%	5.44%	6.46%	7.39%	6.75%

Supplemental Data:
Average net assets of common shareholders (000)	$125,898	$122,402	$116,754	$109,252	$110,286
Portfolio turnover	30%	18%	21%	19%	85%
Net assets applicable to common shareholders, end of year (000)	$119,603	$125,525	$123,920	$109,952	$101,738
Preferred shares value outstanding, end of year (000)	$71,950	$71,950	$71,950	$71,950	$71,950
Asset coverage per preferred share, end of year	$66,563	$68,625	$68,063	$63,209	$60,353

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

56	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock Florida Insured Municipal Income Trust (BAF)

	Year Ended August 31,				For the Period October 31, 2002[1] through August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of period	$15.24	$15.26	$14.34	$13.74	$14.33 [2]

Investment operations:
Net investment income	1.01	1.02	1.02	1.02	0.75
Net realized and unrealized gain (loss)	(0.56)	(0.07)	0.96	0.64	(0.47)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.31)	(0.26)	(0.16)	(0.07)	(0.06)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.14	0.69	1.82	1.58	0.22

Dividends and distributions to common shareholders from:
Net investment income	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	(0.08)	—

Total dividends and distributions	(0.70)	(0.71)	(0.90)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$14.68	$15.24	$15.26	$14.34	$13.74

Market price, end of period	$13.55	$13.88	$15.30	$14.14	$13.20

Total Investment Returns:[3]
At net asset value	1.17%	5.16%	13.13%	11.87%	0.52%

At market value	2.54%	(4.48)%	15.03%	14.82%	(7.78)%

Ratios to Average Net Assets of Common Shareholders:[4]
Expenses after fees waived and paid indirectly	0.86%	0.90%	0.89%	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.87%	0.92%	0.90%	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.19%	1.23%	1.22%	1.25%	1.17%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.70%	6.79%	6.85%	7.13%	6.39%[5]
Preferred share dividends from net investment income	2.05%	1.74%	1.06%	0.52%	0.54%[5]
Net investment income available to common shareholders	4.65%	5.05%	5.79%	6.61%	5.85%[5]

Supplemental Data:
Average net assets of common shareholders (000)	$132,068	$131,041	$129,413	$125,315	$124,543
Portfolio turnover	13%	9%	2%	2%	50%
Net assets applicable to common shareholders, end of period (000)	$128,215	$133,106	$133,221	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000	$76,000	$76,000	$76,000
Asset coverage per preferred share, end of period	$67,187	$68,792	$68,826	$66,137	$64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	57

Financial Highlights	BlackRock Florida Municipal Bond Trust (BIE)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$16.22	$16.31	$15.53	$14.52	$14.90

Investment operations:
Net investment income	1.15	1.17	1.16	1.16	1.14
Net realized and unrealized gain (loss)	(0.67)	(0.06)	0.71	0.88	(0.43)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.32)	(0.27)	(0.16)	(0.08)	(0.09)
Net realized gains	—	—	—	—	(0.01)

Net increase from investment operations	0.16	0.84	1.71	1.96	0.61

Dividends and distributions to common shareholders from:
Net investment income	(0.93)	(0.93)	(0.93)	(0.93)	(0.92)
Net realized gains	—	—	—	(0.02)	(0.06)

Total dividends and distributions	(0.93)	(0.93)	(0.93)	(0.95)	(0.98)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$15.45	$16.22	$16.31	$15.53	$14.52

Market price, end of year	$15.82	$16.70	$15.95	$14.17	$13.55

Total Investment Returns:[1]
At net asset value	0.95%	5.40%	11.58%	14.37%	4.19%

At market value	0.40%	10.97%	19.59%	11.82%	(2.90)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	0.96%	0.98%	1.00%	1.02%	1.05%
Expenses after fees waived and before fees paid indirectly	0.98%	1.00%	1.02%	1.03%	1.05%
Expenses before fees waived and paid indirectly	1.43%	1.47%	1.49%	1.50%	1.53%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.22%	7.28%	7.24%	7.62%	7.54%
Preferred share dividends from net investment income	2.01%	1.70%	1.01%	0.53%	0.59%
Net investment income available to common shareholders	5.21%	5.58%	6.23%	7.09%	6.95%
Supplemental Data:
Average net assets of common shareholders (000)	$53,066	$53,228	$52,870	$50,422	$49,915
Portfolio turnover	23%	6%	2%	10%	19%
Net assets applicable to common shareholders, end of year (000)	$51,384	$53,798	$53,990	$51,383	$48,042
Preferred shares value outstanding, end of year (000)	$29,775	$29,775	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of year	$68,149	$70,173	$70,343	$68,147	$65,340

1

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

58	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$15.98	$16.11	$15.24	$14.36	$14.76

Investment operations:
Net investment income	1.08	1.07	1.07	1.06	1.07
Net realized and unrealized gain (loss)	(0.99)	(0.08)	0.83	0.76	(0.45)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.31)	(0.26)	(0.17)	(0.08)	(0.10)
Net realized gains	— [1]	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.22)	0.73	1.73	1.74	0.51

Dividends and distributions to common shareholders from:
Net investment income	(0.85)	(0.86)	(0.86)	(0.86)	(0.84)
Net realized gains	— [1]	—	—	—	(0.04)

Total dividends and distributions	(0.85)	(0.86)	(0.86)	(0.86)	(0.88)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.03)

Net asset value, end of year	$14.91	$15.98	$16.11	$15.24	$14.36

Market price, end of year	$17.43	$17.45	$15.96	$14.99	$13.90

Total Investment Returns:[2]
At net asset value	(1.85)%	4.57%	11.73%	12.50%	3.26%

At market value	5.08%	15.26%	12.53%	14.31%	(1.32)%

Ratios to Average Net Assets of Common Shareholders:[3]
Expenses after fees waived and paid indirectly	1.07%	1.11%	1.11%	1.18%	1.15%
Expenses after fees waived and before fees paid indirectly	1.10%	1.17%	1.13%	1.19%	1.15%
Expenses before fees waived and paid indirectly	1.54%	1.64%	1.60%	1.67%	1.63%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.87%	6.76%	6.82%	7.05%	7.18%
Preferred share dividends from net investment income	1.94%	1.66%	1.05%	0.54%	0.64%
Net investment income available to common shareholders	4.93%	5.10%	5.77%	6.51%	6.54%

Supplemental Data:
Average net assets of common shareholders (000)	$31,988	$32,098	$31,676	$30,350	$30,069
Portfolio turnover	7%	—%	4%	12%	14%
Net assets applicable to common shareholders, end of year (000)	$30,302	$32,354	$32,492	$30,715	$28,923
Preferred shares value outstanding, end of year (000)	$18,000	$18,000	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of year	$67,089	$69,950	$70,138	$67,662	$65,172

[1]	Amounted to less than $0.01.
[2]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	59

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Year Ended August 31,

	2007		2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$16.33		$16.26	$14.71	$13.77	$14.58

Investment operations:
Net investment income	1.15		1.16	1.16	1.16	1.15
Net realized and unrealized gain (loss)	(0.87)		0.18	1.48	0.84	(0.85)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.29)		(0.24)	(0.15)	(0.07)	(0.09)
Net realized gains	—		(0.02)	—	—	(0.01)

Net increase (decrease) from investment operations	(0.01)		1.08	2.49	1.93	0.20

Dividends and distributions to common shareholders from:
Net investment income	(0.94)		(0.95)	(0.94)	(0.94)	(0.93)
Net realized gains	—		(0.06)	—	(0.05)	(0.06)

Total dividends and distributions	(0.94)		(1.01)	(0.94)	(0.99)	(0.99)

Capital charges with respect to issuance of preferred shares	—		—	—	—	(0.02)

Net asset value, end of year	$15.38		$16.33	$16.26	$14.71	$13.77

Market price, end of year	$16.90		$18.30	$15.98	$13.91	$13.64

Total Investment Returns:[1]
At net asset value	(0.61	) %	6.77%	17.60%	14.56%	1.34%

At market value	(2.54	) %	21.74%	22.22%	9.32%	(0.10)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	1.00%		1.06%	1.08%	1.14%	1.14%
Expenses after fees waived and before fees paid indirectly	1.03%		1.11%	1.10%	1.15%	1.14%
Expenses before fees waived and paid indirectly	1.47%		1.59%	1.57%	1.63%	1.62%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.11%		7.24%	7.44%	7.93%	7.94%
Preferred share dividends from net investment income	1.79%		1.50%	0.98%	0.49%	0.60%
Net investment income available to common shareholders	5.32%		5.74%	6.46%	7.44%	7.34%

Supplemental Data:
Average net assets of common shareholders (000)	$37,219		$36,656	$35,375	$33,214	$32,652
Portfolio turnover	35%		—%	12%	20%	20%
Net assets applicable to common shareholders, end of year (000)	$35,246		$37,263	$36,928	$33,384	$31,226
Preferred shares value outstanding, end of year (000)	$20,225		$20,225	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of year	$68,578		$71,067	$70,649	$66,266	$63,602

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

60	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock New York Insured Municipal Income Trust (BSE)

					For the Period October 31, 2002[1] through August 31,
	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of period	$15.34	$15.30	$14.18	$13.45	$14.33 [2]

Investment operations:
Net investment income	0.99	1.00	1.00	1.01	0.75
Net realized and unrealized gain (loss)	(0.72)	(0.01)	1.16	0.69	(0.75)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.24)	(0.14)	(0.07)	(0.07)
Net realized gains	(0.02)	—	—	—	—

Net increase (decrease) from investment operations	(0.01)	0.75	2.02	1.63	(0.07)

Dividends and distributions to common shareholders from:
Net investment income	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	(0.05)	—	—	—	—

Total dividends and distributions	(0.75)	(0.71)	(0.90)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$14.58	$15.34	$15.30	$14.18	$13.45

Market price, end of period	$14.12	$14.70	$15.35	$14.08	$13.28

Total Investment Returns:[3]
At net asset value	(0.06)%	5.46%	14.72%	12.40%	(1.51)%

At market value	1.01%	0.73%	15.92%	13.04%	(7.13)%

Ratios to Average Net Assets of Common Shareholders:[4]
Expenses after fees waived and paid indirectly	0.89%	0.90%	0.92%	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.90%	0.92%	0.93%	0.95%	0.91%[5]
Expenses before fees waived and paid indirectly	1.21%	1.25%	1.25%	1.27%	1.22%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.53%	6.63%	6.77%	7.14%	6.35%[5]
Preferred share dividends from net investment income	1.69%	1.58%	0.96%	0.52%	0.55%[5]
Net investment income available to common shareholders	4.84%	5.05%	5.81%	6.62%	5.80%[5]

Supplemental Data:
Average net assets of common shareholders (000)	$98,455	$97,719	$95,400	$91,808	$90,967
Portfolio turnover	30%	9%	21%	11%	80%
Net assets applicable to common shareholders, end of period (000)	$94,314	$99,255	$98,853	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000	$56,000	$56,000	$56,000
Asset coverage per preferred share, end of period	$67,107	$69,324	$69,138	$65,744	$63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	61

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$16.02	$16.09	$15.09	$14.15	$14.83

Investment operations:
Net investment income	1.14	1.13	1.13	1.13	1.12
Net realized and unrealized gain (loss)	(0.56)	(0.02)	0.95	0.81	(0.71)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.29)	(0.25)	(0.15)	(0.07)	(0.09)
Net realized gains	—	—	—	—	(0.01)

Net increase from investment operations	0.29	0.86	1.93	1.87	0.31

Dividends to common shareholders from:
Net investment income	(0.92)	(0.93)	(0.93)	(0.93)	(0.92)
Net realized gains	—	—	—	—	(0.06)

Total dividends and distributions	(0.92)	(0.93)	(0.93)	(0.93)	(0.98)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$15.39	$16.02	$16.09	$15.09	$14.15

Market price, end of year	$16.32	$16.81	$15.85	$13.97	$13.35

Total Investment Returns:[1]
At net asset value	1.52%	5.51%	13.56%	13.97%	2.33%

At market value	2.60%	12.39%	20.83%	11.83%	(1.26)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	1.00%	1.06%	1.06%	1.11%	1.12%
Expenses after fees waived and before fees paid indirectly	1.02%	1.09%	1.08%	1.12%	1.12%
Expenses before fees waived and paid indirectly	1.47%	1.56%	1.56%	1.60%	1.60%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	7.16%	7.16%	7.20%	7.57%	7.57%
Preferred share dividends from net investment income	1.81%	1.60%	0.97%	0.48%	0.62%
Net investment income available to common shareholders	5.35%	5.56%	6.23%	7.09%	6.95%

Supplemental Data:
Average net assets of common shareholders (000)	$43,506	$43,030	$42,217	$40,396	$40,072
Portfolio turnover	23%	12%	3%	16%	7%
Net assets applicable to common shareholders, end of year (000)	$42,160	$43,541	$43,460	$40,757	$38,207
Preferred shares value outstanding, end of year (000)	$24,200	$24,200	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of year	$68,560	$69,985	$69,899	$67,108	$64,473

[1]

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

62	ANNUAL REPORT	AUGUST 31, 2007

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Year Ended August 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance:
Net asset value, beginning of year	$15.47	$15.23	$14.16	$13.36	$14.47

Investment operations:
Net investment income	1.07	1.06	1.04	1.04	0.98
Net realized and unrealized gain (loss)	(0.67)	0.14	1.07	0.79	(0.94)
Dividends to preferred shareholders from net investment income	(0.30)	(0.25)	(0.15)	(0.08)	(0.10)

Net increase (decrease) from investment operations	0.10	0.95	1.96	1.75	(0.06)

Dividends to common shareholders from net investment income	(0.73)	(0.71)	(0.89)	(0.95)	(0.94)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.11)

Net asset value, end of year	$14.84	$15.47	$15.23	$14.16	$13.36

Market price, end of year	$14.22	$14.38	$14.02	$13.70	$13.12

Total Investment Returns:[1]
At net asset value	0.69%	6.93%	14.46%	13.50%	(1.10)%

At market value	3.80%	7.97%	8.91%	11.82%	(6.93)%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	1.00%	1.02%	1.04%	1.07%	1.00%
Expenses after fees waived and before fees paid indirectly	1.01%	1.05%	1.05%	1.08%	1.03%
Expenses before fees waived and paid indirectly	1.25%	1.29%	1.30%	1.32%	1.27%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.92%	6.96%	7.04%	7.36%	6.95%
Preferred share dividends from net investment income	1.94%	1.66%	0.99%	0.59%	0.68%
Net investment income available to common shareholders	4.98%	5.30%	6.05%	6.77%	6.27%

Supplemental Data:
Average net assets of common shareholders (000)	$76,350	$74,860	$72,767	$70,018	$69,863
Portfolio turnover	27%	22%	27%	14%	40%
Net assets applicable to common shareholders, end of year (000)	$73,302	$76,393	$75,193	$69,903	$65,953
Preferred shares value outstanding, end of year (000)	$44,650	$44,650	$44,650	$44,650	$44,650
Asset coverage per preferred share, end of year	$66,048	$67,775	$67,113	$64,144	$61,930

1

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2007	63

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Year Ended August 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance:
Net asset value, beginning of year	$16.35	$16.34	$15.47	$14.46	$14.90

Investment operations:
Net investment income	1.11	1.10	1.10	1.09	1.09
Net realized and unrealized gain (loss)	(0.68)	0.04	0.80	0.86	(0.44)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.27)	(0.26)	(0.16)	(0.07)	(0.08)
Net realized gains	(0.02)	—	—	—	(0.02)

Net increase from investment operations	0.14	0.88	1.74	1.88	0.55

Dividends and distributions to common shareholders from:
Net investment income	(0.87)	(0.87)	(0.87)	(0.87)	(0.85)
Net realized gains	(0.05)	—	—	—	(0.10)

Total dividends and distributions	(0.92)	(0.87)	(0.87)	(0.87)	(0.95)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.04)

Net asset value, end of year	$15.57	$16.35	$16.34	$15.47	$14.46

Market price, end of year	$17.85	$18.45	$17.30	$15.34	$14.40

Total Investment Returns:[1]
At net asset value	0.21%	5.30%	11.52%	13.28%	3.41%

At market value	1.80%	12.23%	19.07%	12.79%	0.94%

Ratios to Average Net Assets of Common Shareholders:[2]
Expenses after fees waived and paid indirectly	1.09%	1.15%	1.18%	1.25%	1.17%
Expenses after fees waived and before fees paid indirectly	1.14%	1.22%	1.20%	1.26%	1.17%
Expenses before fees waived and paid indirectly	1.58%	1.68%	1.67%	1.73%	1.64%
Net investment income after fees waived and paid indirectly and before preferred share dividends from net investment income	6.85%	6.83%	6.90%	7.15%	7.23%
Preferred share dividends from net investment income	1.69%	1.60%	1.00%	0.47%	0.53%
Net investment income available to common shareholders	5.16%	5.23%	5.90%	6.68%	6.70%

Supplemental Data:
Average net assets of common shareholders (000)	$24,994	$24,769	$24,303	$23,273	$22,896
Portfolio turnover	12%	5%	5%	14%	18%
Net assets applicable to common shareholders, end of year (000)	$24,053	$25,097	$24,966	$23,527	$21,944
Preferred shares value outstanding, end of year (000)	$13,525	$13,525	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of year	$69,463	$71,404	$71,158	$68,490	$65,562

1

Total investment returns at market price, which can be significantly greater or lesser than at net asset value, and may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

64	ANNUAL REPORT	AUGUST 31, 2007

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all, collectively the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified, closed-end management investment companies under the 1940 Act.

Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (“Trustees”or a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investment as appropriate, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implication of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Asset and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend dates. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Forward Starting Swaps: Forward starting swaps are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts close each forward starting swap before the accrual date specified in the agreement and therefore never enter into the interest rate swap underlying each forward starting swap.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or

ANNUAL REPORT	AUGUST 31, 2007	65

Notes to Financial Statements (continued)

loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the investment advisor of the Trusts monitors swaps and does not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or forward starting swaps), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provisions have been recorded.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FAS Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Trust’s financial statements, if, any, is currently being assessed.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in Affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged to that Trust. Other operating expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The investment management agreement covers both investment advisory and administration services.

Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For the period September 30, 2006 through November 15, 2006, the Bond Trusts’ investment advisory fee was reduced to 0.55% of each Trust’s weekly managed assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts, the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts, the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts, the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of

66	ANNUAL REPORT	AUGUST 31, 2007

Notes to Financial Statements (continued)

each Trust’s operations, 0.10% in year 6 through year 7, and 0.05% in years 8 through 10.

The Advisor has agreed to reimburse its investment advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investments in affiliated money market funds, which is shown on the Statements of Operations as “fees waived by Advisor.”

The Advisor pays BFM fees for its sub-advisory services.

Pursuant to the advisory agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing and secondary market support to each Trust. These expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds. For the year ended August 31, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount

Insured Municipal	$14,750
Municipal Bond	6,424
Municipal Income II	13,963
California Insured	3,236
California Bond	2,141
California Income II	4,791
Florida Insured	5,317
Florida Bond	2,136
Maryland Bond	1,296
New Jersey Bond	1,032
New York Insured	5,068
New York Bond	1,432
New York Income II	3,119
Virginia Bond	1,026

Pursuant to the terms of the custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

Investments in companies considered to be affiliates of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Investment Activity (000)	Dividend Income

Insured Municipal	Merrill Lynch Institutional Tax-Exempt Fund	2,300	$44,595
Municipal Bond	Merrill Lynch Institutional Tax-Exempt Fund	7,600	123,042
Municipal Income II	Merrill Lynch Institutional Tax-Exempt Fund	3,200	72,201
California Insured	CMA California Mun. Money Fund	1,443	43,458
California Bond	CMA California Mun. Money Fund	336	35,534
California Income II	CMA California Mun. Money Fund	—	237
Florida Insured	CMA Florida Mun. Money Fund	5,069	69,378
Florida Bond	CMA Florida Mun. Money Fund	1,520	19,954
Maryland Bond	Merrill Lynch Institutional Tax-Exempt Fund	200	5,551
New Jersey Bond	CMA New Jersey Mun. Money Fund	507	7,373
New York Insured	CMA New York Mun. Money Fund	—	291
New York Bond	CMA New York Mun. Money Fund	507	7,152
New York Income II	CMA New York Mun. Money Fund	911	10,875

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended August 31, 2007 were as follows:

Trust	Purchases	Sales

Insured Municipal	$127,323,125	$104,769,389
Municipal Bond	35,079,519	46,020,445
Municipal Income II	65,847,799	76,837,817
California Insured	35,402,719	35,044,975
California Bond	16,926,638	17,985,566
California Income II	57,354,699	60,893,272
Florida Insured	26,049,539	28,345,053
Florida Bond	18,618,307	19,921,913
Maryland Bond	3,712,712	3,475,641
New Jersey Bond	19,535,979	20,150,443
New York Insured	44,764,670	45,705,195
New York Bond	15,216,301	16,782,389
New York Income II	32,696,751	33,248,751
Virginia Bond	4,664,355	4,563,123

There were no purchases or sales of U.S. government securities for the year ended August 31, 2007.

Details of open forward starting swap agreements at August 31, 2007 were as follows:

Trust	Notional Amount (000)	Fixed Rate(a)	Counter Party	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Insured	$10,000	4.294%	Citibank	09/21/07	09/21/32	$(219,935)
Municipal	16,500	4.332	Citibank	09/20/07	09/20/37	(391,258)
	15,000	4.192	JP Morgan	10/29/07	10/29/27	(228,900)
	20,000	4.007	Citibank	11/30/07	11/30/22	(69,312)

						$(909,405)

Municipal Bond	$35,000	3.974%	JP Morgan	10/27/07	10/27/17	$(571,200)

Municipal	$40,850	4.015%	Citibank	09/21/07	09/21/17	$(771,448)
Income II	25,000	3.948	JP Morgan	11/02/07	11/02/17	(356,250)

						$(1,127,698)

California	$3,000	4.110%	Citibank	09/14/07	09/14/17	$(79,061)
Insured	5,000	4.294	Citibank	09/21/07	09/21/32	(109,968)

						$(189,029)

California Bond	$3,000	4.294%	Citibank	09/21/07	09/21/32	$(65,981)

California	$6,000	4.110%	Citibank	09/14/07	09/14/17	$(158,123)
Income II	7,750	4.294	Citibank	09/21/07	09/21/32	(170,450)
	5,900	4.332	Citibank	09/20/07	09/20/37	(139,904)
	7,000	4.211	JP Morgan	11/02/07	11/02/27	(119,630)

						$(588,107)

Florida Insured	$5,000	4.067%	Citibank	09/20/07	09/20/17	$(114,722)

New Jersey Bond	$1,850	4.041%	JP Morgan	10/26/07	10/26/37	$33,134

New York Insured	$8,000	4.041%	JP Morgan	10/26/07	10/26/37	$143,280

New York Bond	$400	4.332%	Citibank	09/20/07	09/20/37	$(9,485)

New York Income II	$3,300	4.351%	Citibank	09/14/07	09/14/27	$(111,406)
	3,500	4.294	Citibank	09/21/07	09/21/32	(76,977)
	2,500	4.332	Citibank	09/20/07	09/20/37	(59,282)

						$(247,665)

(a)	Trust pays fixed interest rate and receives 1-week BMA Municipal Swap Index floating interest rate beginning on the effective date.

BMA-Bond Market Association.

ANNUAL REPORT	AUGUST 31, 2007	67

Notes to Financial Statements (continued)

Note 4. Income Tax Information

The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

	Year ended August 31, 2007

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal	$26,427,245	$472,264	$1,377,279	$28,276,788
Municipal Bond	13,776,807	—	—	13,776,807
Municipal Income II	28,834,088	—	—	28,834,088
California Insured	5,174,303	—	—	5,174,303
California Bond	4,187,271	—	—	4,187,271
California Income II	8,653,938	—	—	8,653,938
Florida Insured	8,790,601	—	—	8,790,601
Florida Bond	4,166,843	—	—	4,166,843
Maryland Bond	2,357,909	—	2,830	2,360,739
New Jersey Bond	2,824,513	—	—	2,824,513
New York Insured	6,166,546	—	437,259	6,603,805
New York Bond	3,314,543	—	—	3,314,543
New York Income II	5,084,774	—	—	5,084,774
Virginia Bond	1,761,510	—	106,815	1,868,325

	Year ended August 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal	$26,384,051	$—	$—	$26,384,051
Municipal Bond	13,118,892	—	1,155,649	14,274,541
Municipal Income II	29,295,428	—	—	29,295,428
California Insured	5,051,269	—	—	5,051,269
California Bond	4,086,285	—	—	4,086,285
California Income II	8,259,033	—	—	8,259,033
Florida Insured	8,504,736	—	—	8,504,736
Florida Bond	4,000,290	—	—	4,000,290
Maryland Bond	2,263,598	—	—	2,263,598
New Jersey Bond	2,694,470	—	183,005	2,877,475
New York Insured	6,153,508	—	—	6,153,508
New York Bond	3,193,912	—	—	3,193,912
New York Income II	4,751,203	—	—	4,751,203
Virginia Bond	1,727,354	—	—	1,727,354

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Insured Municipal	$2,007,583	$—	$—	$15,844,985
Municipal Bond	550,788	298,555	1,005,149	12,037,655
Municipal Income II	129,466	—	—	24,826,875
California Insured	372,962	—	—	2,860,807
California Bond	292,520	—	—	4,137,006
California Income II	232,077	—	—	9,541,484
Florida Insured	762,685	—	—	3,747,048
Florida Bond	481,299	—	—	4,329,968
Maryland Bond	315,286	—	—	1,229,680
New Jersey Bond	430,530	—	28,734	2,309,253
New York Insured	718,859	—	136,429	1,678,319
New York Bond	371,135	—	—	2,916,170
New York Income II	420,980	—	120,169	2,791,802
Virginia Bond	416,008	—	—	1,783,476

For federal income tax purposes, the following Trusts had capital loss carry-forwards as of August 31, 2007, their current tax year-end. Prior to August 31, 2007, the Bond Trusts had a tax year-end of October 31, the Insured Trusts had a tax year-end of September 30 and the Income II Trusts had a tax year-end of June 30. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward	Expires

Insured Municipal	$1,544,099	2015

Municipal Income II	$5,097,889	2012

California Insured	$717,737	2013

California Bond	$504,529	2012

California Income II	$3,224,992	2012
	360,789	2015

	$3,585,781

Florida Insured	$218,563	2013

Florida Bond	$23,751	2012
	541,566	2015

	$565,317

Maryland Bond	$27,007	2015

New York Income II	$70,160	2015

Virginia Bond	$45,800	2015

Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain

Insured Municipal	$(278)	$278
Municipal Bond	(23)	23
Municipal Income II	(36)	36
California Insured	(2)	2
California Bond	(17)	17
California Income II	(6)	6
Florida Insured	(78)	78
Florida Bond	(11)	11
Maryland Bond	(509)	509
New Jersey Bond	(7)	7
New York Insured	(103)	103
New York Bond	(853)	853
New York Income II	(8,676)	8,676
Virginia Bond	(259)	259

68	ANNUAL REPORT	AUGUST 31, 2007

Notes to Financial Statements (continued)

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”).

During the years ended August 31, 2007 and 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	August 31, 2007	August 31, 2006

Insured Municipal	—	27,142
Municipal Bond	63,348	64,035
Municipal Income II	128,267	136,465
California Insured	587	2,293
California Bond	21,441	14,609
California Income II	9,405	—
Florida Insured	—	5,166
Florida Bond	10,341	6,311
Maryland Bond	8,328	7,206
New Jersey Bond	10,244	10,753
New York Insured	—	10,476
New York Bond	21,768	17,055
New York Income II	1,781	—
Virginia Bond	9,277	7,680

As of August 31, 2007, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Insured Municipal	M7	3,053
	R7	3,053
	F7	3,053
Municipal Bond	T7	1,810
	R7	1,810
Municipal Income II	M7	2,055
	T7	2,056
	W7	2,055
	R7	2,056
California Insured	F7	1,860
California Bond	F7	1,199
California Income II	T7	1,439
	R7	1,439
Florida Insured	M7	3,040
Florida Bond	W7	1,191
Maryland Bond	R7	720
New Jersey Bond	M7	809
New York Insured	R7	2,240
New York Bond	T7	968
New York Income II	W7	1,786
Virginia Bond	R7	541

Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges and average dividends paid to preferred shareholders for each of the Trusts for the year ended August 31, 2007 were as follows:

Trust	Series	Low	High	Average

Insured Municipal	M7	2.00%	4.00%	3.42%
	R7	2.95	4.70	3.37
	F7	3.00	4.20	3.39
Municipal Bond	T7	3.09	4.00	3.60
	R7	3.19	3.99	3.60
Municipal Income II	M7	2.89	4.00	3.53
	T7	3.25	3.90	3.57
	W7	3.00	4.00	3.59
	R7	3.26	4.00	3.57
California Insured	F7	2.60	4.00	3.24
California Bond	F7	2.89	4.00	3.42
California Income II	T7	2.90	3.95	3.30
	R7	2.90	4.00	3.33
Florida Insured	M7	3.22	4.00	3.57
Florida Bond	W7	3.14	4.00	3.58
Maryland Bond	R7	2.00	4.05	3.46
New Jersey Bond	M7	2.90	4.00	3.32
New York Insured	R7	2.80	5.00	3.18
New York Bond	T7	2.81	3.98	3.26
New York Income II	W7	2.50	4.00	3.32
Virginia Bond	R7	2.00	4.50	3.35

A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

ANNUAL REPORT	AUGUST 31, 2007	69

Notes to Financial Statements (concluded)

Note 6. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 7. Subsequent Events

Subsequent to August 31, 2007, the Board of each Trust declared dividends from undistributed earnings per common share payable October 1, 2007, to shareholders of record on September 14, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Insured Municipal	$0.061000
Municipal Bond	0.082500
Municipal Income II	0.073500
California Insured	0.058000
California Bond	0.077000
California Income II	0.065500
Florida Insured	0.058000
Florida Bond	0.077808
Maryland Bond	0.071350
New Jersey Bond	0.078582
New York Insured	0.058000
New York Bond	0.077099
New York Income II	0.062500
Virginia Bond	0.072428

The dividends declared on preferred shares for the period September 1, 2007 to September 30, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared

Insured Municipal	M7	$152,803
	R7	214,443
	F7	215,053
Municipal Bond	T7	139,298
	R7	137,705
Municipal Income II	M7	114,792
	T7	144,640
	W7	156,180
	R7	150,026
California Insured	F7	121,904
California Bond	F7	95,512
California Income II	T7	101,421
	R7	103,148
Florida Insured	M7	168,355
Florida Bond	W7	90,230
Maryland Bond	R7	45,216
New Jersey Bond	M7	43,055
New York Insured	R7	141,747
New York Bond	T7	67,373
New York Income II	W7	128,878
Virginia Bond	R7	41,116

70	ANNUAL REPORT	AUGUST 31, 2007

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:
BlackRock Insured Municipal Income Trust
BlackRock Municipal Bond Trust
BlackRock Municipal Income Trust II
BlackRock California Insured Municipal Income Trust
BlackRock California Municipal Bond Trust
BlackRock California Municipal Income Trust II
BlackRock Florida Insured Municipal Income Trust
BlackRock Florida Municipal Bond Trust
BlackRock Maryland Municipal Bond Trust
BlackRock New Jersey Municipal Bond Trust
BlackRock New York Insured Municipal Income Trust
BlackRock New York Municipal Bond Trust
BlackRock New York Municipal Income Trust II
BlackRock Virginia Municipal Bond Trust (collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include confirmation of the securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Trust as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 24, 2007

ANNUAL REPORT	AUGUST 31, 2007	71

Dividend Reinvestment Plans

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

Additional Information (unaudited)

60 Day Notice

All of the net investment income distributions paid by the BlackRock Closed-End Funds (Insured Municipal Income Trust (BYM), Municipal Bond Trust (BBK), Municipal Income Trust (BLE), California Insured Municipal Income Trust (BCK), California Municipal Bond Trust (BZA), California Municipal Income Trust II (BCL), Florida Insured Municipal Income Trust (BAF), Florida Municipal Bond Trust (BIE), Maryland Municipal Bond Trust (BZM), New Jersey Municipal Bond Trust (BLJ), New York Insured Municipal Income Trust (BSE), New York Municipal Bond Trust (BQH), New York Municipal Income Trust II (BFY), and Virginia Municipal Bond Trust (BHV) during the taxable year ended August 31, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the Trusts during the year:

	Payable Date	Short-Term Capital Gains	Long-Term Capital Gains

Insured Municipal Income Trust (BYM)
Common Shareholders	12/29/06	$0.013153	$0.038358
Preferred Shareholders
Series M7	12/05/06	$4.24	$12.06
	12/12/06	3.88	11.03
	12/19/06	4.55	12.95
	12/26/06	1.54	5.37
Series R7	12/01/06	4.45	12.67
	12/08/06	4.50	12.81
	12/15/06	4.69	14.30
Series F7	12/04/06	4.05	11.53
	12/11/06	4.44	12.63
	12/18/06	4.24	12.06
	12/26/06	1.23	4.48

Maryland Municipal Bond Trust (BZM)
Common Shareholders	12/29/06	—	$0.001040
Preferred Shareholders
Series R7	12/01/06	—	$1.01

New York Insured Municipal Income Trust (BSE)
Common Shareholders	12/29/06	—	$0.049870
Preferred Shareholders
Series R7	12/01/06	—	$17.31
	12/08/06	—	14.86
	12/15/06	—	23.97

Virginia Municipal Bond Trust (BHV)
Common Shareholders	12/29/06	—	$0.052442
Preferred Shareholders
Series R7	12/01/06	—	$15.58
	12/08/06	—	11.99
	12/15/06	—	20.92

72	ANNUAL REPORT	AUGUST 31, 2007

Additional Information (unaudited) (continued)

Shareholder Meetings

The Joint Annual Meeting of Shareholders was held on August 16, 2007 for shareholders of record on June 20, 2007, to elect director or trustee nominees of each Trust. This proposal was part of the reorganization of the Trust’s Boards of Trustees (the “Boards”) to take effect on or about November 1, 2007. The Board is organized into three classes one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard		W. Carl Kester[1]		Robert S. Salomon, Jr.

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal	24,201,754	145,180	24,199,194	147,740	24,198,126	148,808	8,450	5	24,195,593	151,341
Municipal Bond	9,369,470	92,748	9,357,570	104,648	9,368,138	94,080	3,299	—	9,358,108	104,110
Municipal Income II	20,753,790	151,233	20,751,694	153,329	20,750,044	154,979	7,419	116	20,735,560	169,463
California Insured	4,584,271	17,349	4,584,271	17,349	4,584,271	17,349	1,481	—	4,580,671	20,949
California Bond	2,897,224	52,046	2,897,124	52,146	2,897,224	52,046	1,074	—	2,886,774	62,496
California Income II	6,732,821	19,605	6,733,121	19,305	6,731,721	20,705	2,188	—	6,732,821	19,605
Florida Insured	8,136,338	38,505	8,136,338	38,505	8,135,996	38,847	2,981	—	8,136,338	38,505
Florida Bond	2,996,937	54,956	3,000,487	51,406	2,998,087	53,806	1,086	—	2,996,937	54,956
Maryland Bond	1,999,287	4,450	1,999,847	3,890	1,999,847	3,890	619	—	1,999,287	4,450
New Jersey Bond	2,078,819	30,451	2,078,819	30,451	2,078,819	30,451	567	—	2,078,819	30,451
New York Insured	5,841,991	28,504	5,841,991	28,504	5,849,158	21,337	2,106	10	5,841,991	28,504
New York Bond	2,479,929	1,639	2,476,312	5,256	2,474,959	6,609	822	—	2,481,282	286
New York Income II	4,441,970	39,003	4,441,970	39,003	4,441,970	39,003	1,753	14	4,440,970	40,003
Virginia Bond	1,480,854	35,222	1,480,854	35,222	1,480,259	35,817	535	—	1,482,829	33,247

Approved the Class II Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi[1]		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal	24,202,088	144,846	8,450	5	24,201,962	144,972	24,195,049	151,885
Municipal Bond	9,370,738	91,480	3,299	—	9,360,870	101,348	9,370,738	91,480
Municipal Income II	20,757,444	147,579	7,419	116	20,752,194	152,829	20,749,694	155,329
California Insured	4,584,271	17,349	1,481	—	4,584,271	17,349	4,584,271	17,349
California Bond	2,899,224	50,046	1,074	—	2,899,124	50,146	2,899,124	50,146
California Income II	6,733,221	19,205	2,188	—	6,733,121	19,305	6,733,121	19,305
Florida Insured	8,136,338	38,505	2,975	6	8,136,338	38,505	8,136,335	38,508
Florida Bond	3,000,487	51,406	1,086	—	2,996,937	54,956	3,000,487	51,406
Maryland Bond	1,999,287	4,450	619	—	1,999,847	3,890	1,999,847	3,890
New Jersey Bond	2,078,819	30,451	567	—	2,078,819	30,451	2,078,819	30,451
New York Insured	5,841,991	28,504	2,106	10	5,841,991	28,504	5,841,991	28,504
New York Bond	2,479,929	1,639	822	—	2,481,282	286	2,481,282	286
New York Income II	4,441,968	39,005	1,753	14	4,441,970	39,003	4,441,970	39,003
Virginia Bond	1,482,829	33,247	535	—	1,482,829	33,247	1,482,829	33,247

Approved the Class III Trustees as follows:

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay		Jerrold B. Harris

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal	24,199,516	147,418	24,176,520	170,414	24,202,088	144,846	24,202,088	144,846
Municipal Bond	9,369,470	92,748	9,365,508	96,710	9,370,138	92,080	9,362,198	100,020
Municipal Income II	20,755,194	149,829	20,742,948	162,075	20,751,344	153,679	20,750,214	154,809
California Insured	4,584,271	17,349	4,584,271	17,349	4,584,271	17,349	4,584,271	17,349
California Bond	2,897,124	52,146	2,897,224	52,046	2,899,224	50,046	2,897,124	52,146
California Income II	6,733,121	19,305	6,731,321	21,105	6,733,221	19,205	6,733,121	19,305
Florida Insured	8,136,335	38,508	8,135,993	38,850	8,138,638	36,205	8,136,338	38,505
Florida Bond	3,000,487	51,406	3,000,487	51,406	3,000,487	51,406	3,000,487	51,406
Maryland Bond	1,999,847	3,890	1,999,287	4,450	1,999,847	3,890	1,999,287	4,450
New Jersey Bond	2,078,819	30,451	2,078,819	30,451	2,078,819	30,451	2,078,819	30,451
New York Insured	5,850,291	20,204	5,840,858	29,637	5,842,991	27,504	5,841,991	28,504
New York Bond	2,479,929	1,639	2,474,959	6,609	2,481,282	286	2,479,929	1,639
New York Income II	4,440,970	40,003	4,440,970	40,003	4,441,969	39,004	4,440,969	40,004
Virginia Bond	1,482,234	33,842	1,482,829	33,247	1,482,234	33,842	1,482,829	33,247

[1] Voted on by holders of preferred shares only.

ANNUAL REPORT	AUGUST 31, 2007	73

Additional Information (unaudited) (concluded)

The Trusts had an additional proposal (Proposal #2) to amend their respective Declarations of Trust to increase the maximum number of Board Members to 15:

	Votes For	Votes Against	Votes Abstained

Insured Municipal	23,640,649	530,173	176,113
Municipal Bond	9,084,278	216,173	161,767
Municipal Income II	20,508,931	300,590	95,502
California Insured	4,515,712	49,857	36,050
California Bond	2,779,283	93,805	76,182
California Income II	6,706,119	43,835	2,472
Florida Insured	8,074,248	87,003	13,592
Florida Bond	3,011,687	32,547	7,659
Maryland Bond	1,917,644	5,766	80,327
New Jersey Bond	2,066,284	36,890	6,096
New York Insured	5,730,824	113,955	25,716
New York Bond	2,319,465	41,196	120,907
New York Income II	4,439,396	40,075	1,502
Virginia Bond	1,417,639	82,751	15,686

Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts.

Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista and Vincent Tritto—Managing Directors of the Advisor and the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

74	ANNUAL REPORT	AUGUST 31, 2007

Trustees Information (unaudited)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex[1]	Events or Transactions by Reason of Which the Trustee is an Interested Person as Defined in Section 2(a) (19) of the 1940 Act

Interested Trustee[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 1951	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988.[5] Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds.	70

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education of The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home- builder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

ANNUAL REPORT	AUGUST 31, 2007	75

Trustees Information (unaudited) (concluded)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Trustees

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 1946	Lead Trustee Audit Committee Member[6]	3 years4/since inception	Retired. President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995 to 2007; Coauthor, The Winning Performance (best selling management book published in 13 national editions).	60	Trustee; Aircraft Finance Trust (AFT) and Educational Testing Service (ETS); Director, Arch Chemical, Fremont Group (investments) and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 1937	Trustee Audit Committee Member[6]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association; former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	60	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 1948	Trustee Audit Committee Member[6]	3 years4/since inception	Consultant/Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT; Professor in the practice of Finance at the School of Management at Yale University; Author and editor of several books on fixed income portfolio management.	60	None

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 1941	Trustee	3 years4/since January 19, 2005	President of Economic Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA since 2000.	60

Director of The McClatchy Company (publishing); Trustee of Partners Community Healthcare, Inc., the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House (healthcare); Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 1958	Trustee	3 years4/since November 16, 2004	Dean of Columbia Business School since July 1, 2004; Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School, as well as the University of Chicago; Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University; Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001 to 2003.	60

Director of Metropolitan Life Insurance Company; Director of ADP (data and information services), Dex Media, KKR Financial Corporation, and Ripplewood Holdings (investment management); Director of Duke Realty; Formerly on the advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse; Trustee of Fifth Avenue Presbyterian Church of New York and the Economic Club of Capmark, New York.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]	Effective September 6, 2007, Mr. Schlosstein resigned as Director and President of BlackRock, Inc.
[6]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

76	ANNUAL REPORT	AUGUST 31, 2007

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Richard E. Cavanagh, Lead Trustee
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Vincent B. Tritto, Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1]
The Bank of New York Mellon
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[2]
Deutsche Bank Trust Company Americas
60 Wall Street, 27th Floor
New York, NY 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

[1] For the Insured Trusts and Bond Trusts.
[2] For the Income II Trusts.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

ANNUAL REPORT	AUGUST 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-1-0807

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Dr. Andrew F. Brimmer (retired as of December 31, 2006), (2) Kent Dixon and (3) Frank Fabozzi.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Florida
Insured Municipal	$26,500	$26,500	$1,975	$2,000	$6,100	$8,000	$1,042	$0
Income Trust
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant has polices and procedures (the "Policy") for the pre-approval by the registrant's audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

     In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Florida Insured Municipal Income Trust	$293,617	$176,019

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –	Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)): Dr. Andrew F. Brimmer (retired as of December 31, 2006) Richard E. Cavanagh Kent Dixon Frank Fabozzi

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy

Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how a Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of August 31, 2007.

(a)(1) BlackRock Florida Insured Municipal Income Trust is managed by a team of investment professionals comprised of Robert D. Sneeden, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Sneeden is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Sneeden has been the Fund’s portfolio manager since 2006.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Sneeden joined BlackRock in 2006. Prior to joining BlackRock, he was a Director (Municipal Tax-Exempt Fund Management) of MLIM since 2006 and was a Vice President of MLIM from 1998 to 2006. Mr. Sneeden has been a portfolio manager with BlackRock or MLIM since 1994.

(a)(2) As of August 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Robert D.
Sneeden	12	0	0	0	0	0
	$2,883,460,295	$0	$0	$0	$0	$0

Walter
O’Connor	80	0	0	0	0	0
	$26,373,009,525	$0	$0	$0	$0	$0

Theodore R.
Jaeckel, Jr.	80	1	0	0	1	0
	$26,373,009,525	$24,757,202	$0	$0	$24,757,202	$0

(iv) Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of August 31, 2007:

Portfolio Manager Compensation

     Compensation Program

     The elements of total compensation for portfolio managers on BlackRock’s municipal team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate—both up and down—with the relative investment performance of the portfolios that they manage.

     Base compensation

     Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

      Performance-Based Compensation

      BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: investment performance relative to the Long Bond (22+) component of the Lehman Brothers Municipal Bond Index, the Lehman Brothers Municipal Bond Index, the 10-year United States Treasury note, certain customized indices and fund industry peer groups. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

     Long-Term Retention and Incentive Plan (LTIP)

    The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

     Cash Bonus

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     Stock Bonus

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock's reputation for integrity.

     Other Compensation Programs

     Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

      Other Benefits

     Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

(a)(4) Beneficial Ownership of Securities. As of August 31, 2007, none of Messrs. Sneeden, Jaeckel or O’Connor beneficially owned any stock issued by the Fund.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Insured Municipal Income Trust
By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Florida Insured Municipal Income Trust

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Florida Insured Municipal Income Trust

Date: October 22, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Florida Insured Municipal Income Trust

Date: October 22, 2007